UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          May 31, 2010

Date of reporting period:         May 31, 2010

                   100 Wells Fargo Advantage Master Portfolios


                                          Portfolio of Investments--May 31, 2010

INFLATION-PROTECTED BOND PORTFOLIO

 PRINCIPAL   SECURITY NAME                                                      INTEREST RATE   MATURITY DATE        VALUE
-----------  -----------------------------------------------------------------  -------------  ---------------  --------------
US TREASURY SECURITIES: 98.60%
US TREASURY BONDS: 64.36%
$ 4,308,200  US TREASURY BOND - INFLATION PROTECTED                                  1.25%        04/15/2014    $    4,473,458
  3,804,307  US TREASURY BOND - INFLATION PROTECTED                                  1.38         07/15/2018         3,882,771
  3,573,094  US TREASURY BOND - INFLATION PROTECTED                                  1.63         01/15/2018         3,712,666
  3,401,710  US TREASURY BOND - INFLATION PROTECTED                                  1.75         01/15/2028         3,387,358
  5,162,893  US TREASURY BOND - INFLATION PROTECTED                                  1.88         07/15/2015         5,480,328
  3,760,590  US TREASURY BOND - INFLATION PROTECTED                                  1.88         07/15/2019         3,965,952
  5,621,977  US TREASURY BOND - INFLATION PROTECTED                                  2.00         07/15/2014         5,996,187
  4,917,175  US TREASURY BOND - INFLATION PROTECTED                                  2.00         01/15/2016         5,255,997
  5,087,110  US TREASURY BOND - INFLATION PROTECTED                                  2.00         01/15/2026         5,288,209
  3,461,171  US TREASURY BOND - INFLATION PROTECTED                                  2.13         01/15/2019         3,722,652
  2,109,183  US TREASURY BOND - INFLATION PROTECTED                                  2.13         02/15/2040         2,253,696
  4,370,072  US TREASURY BOND - INFLATION PROTECTED                                  2.38         01/15/2017         4,766,791
  7,128,482  US TREASURY BOND - INFLATION PROTECTED                                  2.38         01/15/2025         7,778,400
  3,965,435  US TREASURY BOND - INFLATION PROTECTED                                  2.38         01/15/2027         4,321,087
  3,891,917  US TREASURY BOND - INFLATION PROTECTED                                  2.50         01/15/2029         4,323,678
  4,063,190  US TREASURY BOND - INFLATION PROTECTED                                  2.63         07/15/2017         4,524,744
  1,667,265  US TREASURY BOND - INFLATION PROTECTED                                  3.38         04/15/2032         2,130,321
  4,897,183  US TREASURY BOND - INFLATION PROTECTED                                  3.63         04/15/2028         6,237,023
  5,380,719  US TREASURY BOND - INFLATION PROTECTED                                  3.88         04/15/2029         7,130,711
                                                                                                                    88,632,029
                                                                                                                --------------
US TREASURY NOTES: 34.24%
  2,234,145  US TREASURY NOTE - INFLATION PROTECTED                                  0.50         04/15/2015         2,246,363
  4,205,508  US TREASURY NOTE - INFLATION PROTECTED                                  0.63         04/15/2013         4,275,819
  4,986,068  US TREASURY NOTE - INFLATION PROTECTED<<                                1.38         01/15/2020         5,018,398
  5,390,355  US TREASURY NOTE - INFLATION PROTECTED                                  1.63         01/15/2015         5,647,238
  6,480,747  US TREASURY NOTE - INFLATION PROTECTED                                  1.88         07/15/2013         6,819,469
  4,241,144  US TREASURY NOTE - INFLATION PROTECTED                                  2.00         04/15/2012         4,386,603
  5,888,350  US TREASURY NOTE - INFLATION PROTECTED                                  2.00         01/15/2014         6,237,052
  4,644,025  US TREASURY NOTE - INFLATION PROTECTED                                  2.50         07/15/2016         5,114,595
  5,246,434  US TREASURY NOTE - INFLATION PROTECTED                                  3.00         07/15/2012         5,570,648
  1,734,054  US TREASURY NOTE - INFLATION PROTECTED                                  3.38         01/15/2012         1,828,749
                                                                                                                    47,144,934
                                                                                                                --------------
TOTAL US TREASURY SECURITIES (COST $129,867,439)                                                                   135,776,963
                                                                                                                --------------
SHORT-TERM INVESTMENTS: 3.21%
CORPORATE BONDS & NOTES: 1.13%
    713,137  GRYPHON FUNDING LIMITED(a)(i)(v)                                        0.00         08/05/2010           291,174
  2,258,095  VFNC CORPORATION(a)(i)(v)+++/-                                          0.35         09/30/2010         1,264,533
                                                                                                                     1,555,707
                                                                                                                --------------

   SHARES                                                                           YIELD
-----------                                                                     -------------
INVESTMENT COMPANIES: 2.05%
    755,977  WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)(u)~                         0.17                              755,977
  2,063,000  WELLS FARGO SECURITIES LENDING CASH INVESTMENTS LLC(v)(l)(u)            0.30                            2,063,000
                                                                                                                     2,818,977
                                                                                                                --------------

                   Wells Fargo Advantage Master Portfolios 101


Portfolio of Investments--May 31, 2010

INFLATION-PROTECTED BOND PORTFOLIO

 PRINCIPAL   SECURITY NAME                                                      INTEREST RATE   MATURITY DATE        VALUE
-----------  -----------------------------------------------------------------  -------------  ---------------  --------------
US TREASURY BILLS: 0.03%
$   50,000   US TREASURY BILL##                                                      0.09%        06/24/2010    $       49,997
                                                                                                                --------------
TOTAL SHORT-TERM INVESTMENTS (COST $4,036,504)                                                                       4,424,681
                                                                                                                --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $133,903,943)*                                                   101.81%                                     140,201,644
OTHER ASSETS AND LIABILITIES, NET                                       (1.81)                                      (2,495,491)
                                                                       ------                                   --------------
TOTAL NET ASSETS                                                       100.00%                                  $  137,706,153
                                                                       ------                                   --------------

----------
<<   All or a portion of this security is on loan.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security (unaudited).

(v) Security represents investment of cash collateral received from securities on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

(l)  Investment in an affiliate.

(u)  Rate shown is the 7-day annualized yield at period end.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

##   Zero coupon security. Rate represents yield to maturity.

* Cost for federal income tax purposes is $134,201,293 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $6,301,288
Gross unrealized depreciation     (300,937)
                                ----------
Net unrealized appreciation     $6,000,351

The accompanying notes are an integral part of these financial statements.

                   102 Wells Fargo Advantage Master Portfolios


                                          Portfolio of Investments--May 31, 2010

MANAGED FIXED INCOME PORTFOLIO

 PRINCIPAL   SECURITY NAME                                                      INTEREST RATE   MATURITY DATE        VALUE
-----------  -----------------------------------------------------------------  -------------  ---------------  --------------
AGENCY SECURITIES: 14.88%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 2.41%
$     9,882  FHLMC #410425+/-                                                        3.13%        09/01/2026    $       10,265
     49,290  FHLMC #606279+/-                                                        2.25         02/01/2015            50,313
     30,919  FHLMC #846367+/-                                                        2.89         04/01/2029            32,269
    904,050  FHLMC #A15838                                                           5.50         12/01/2033           969,099
  1,924,737  FHLMC #A16678                                                           5.50         12/01/2033         2,063,228
  6,224,938  FHLMC #E01653                                                           4.50         06/01/2019         6,561,096
    528,090  FHLMC #E90248                                                           6.00         06/01/2017           573,085
    503,049  FHLMC #E90573                                                           6.00         07/01/2017           546,721
                                                                                                                    10,806,076
                                                                                                                --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 9.89%
  8,000,000  FNMA%%                                                                  5.15         05/01/2050         8,362,400
      9,582  FNMA #342042+/-                                                         2.41         06/01/2025             9,890
     19,401  FNMA #344692+/-                                                         2.32         10/01/2025            20,007
     36,552  FNMA #347712+/-                                                         3.13         06/01/2026            38,083
    205,568  FNMA #557072+/-                                                         1.84         06/01/2040           205,594
    649,607  FNMA #656566                                                            5.50         04/01/2018           702,496
  1,519,804  FNMA #678939                                                            5.50         02/01/2018         1,640,455
    231,207  FNMA #701350                                                            5.50         04/01/2018           249,562
  1,954,967  FNMA #725772                                                            5.00         09/01/2034         2,057,285
  1,318,206  FNMA #731996+/-                                                         2.00         09/01/2033         1,350,470
  1,183,156  FNMA #739757+/-                                                         2.04         08/01/2033         1,212,100
    916,341  FNMA #741458+/-                                                         2.10         10/01/2033           936,307
    377,706  FNMA #783245+/-                                                         1.64         04/01/2034           378,028
  1,271,622  FNMA #783251+/-                                                         1.64         04/01/2044         1,272,605
  4,740,371  FNMA #789463+/-                                                         2.19         06/01/2034         4,867,710
  2,446,882  FNMA #834933+/-                                                         5.00         07/01/2035         2,552,289
  5,000,000  FNMA #874331                                                            5.07         02/01/2012         5,227,523
  4,736,776  FNMA #880156                                                            5.50         02/01/2036         5,023,919
  1,004,768  FNMA #AA3274                                                            5.50         02/01/2039         1,071,957
  6,673,977  FNMA #AD0193                                                            5.28         06/01/2017         7,120,009
                                                                                                                    44,298,689
                                                                                                                --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 2.58%
     99,310  GNMA #345066                                                            6.50         10/15/2023           108,334
     60,236  GNMA #346960                                                            6.50         12/15/2023            65,709
     60,249  GNMA #354692                                                            6.50         11/15/2023            65,723
    129,934  GNMA #361398                                                            6.50         01/15/2024           142,641
     57,405  GNMA #366641                                                            6.50         11/15/2023            62,620
     34,574  GNMA #473918                                                            7.00         04/15/2028            39,107
      8,655  GNMA #531965                                                            7.72         12/15/2041             9,355
  3,126,756  GNMA #714610                                                            5.46         05/20/2059         3,408,975
  4,156,738  GNMA #721379                                                            5.65         06/20/2059         4,546,957
  2,034,843  GNMA #721557                                                            5.63         06/20/2059         2,223,445
    519,797  GNMA #721558                                                            5.63         08/20/2059           568,735
    290,639  GNMA #780626                                                            7.00         08/15/2027           328,494
                                                                                                                    11,570,095
                                                                                                                --------------
TOTAL AGENCY SECURITIES (COST $63,894,321)                                                                          66,674,860
                                                                                                                --------------

                   Wells Fargo Advantage Master Portfolios 103


Portfolio of Investments--May 31, 2010

MANAGED FIXED INCOME PORTFOLIO

 PRINCIPAL   SECURITY NAME                                                      INTEREST RATE   MATURITY DATE        VALUE
-----------  -----------------------------------------------------------------  -------------  ---------------  --------------
ASSET BACKED SECURITIES: 9.39%
$ 2,935,849  CHASE FUNDING MORTGAGE LOAN SERIES 2002-1 CLASS 1A5(o)(o)               6.60%        02/25/2032    $    2,982,237
  2,100,000  CIT EQUIPMENT COLLATERAL SERIES 2010-VT1A CLASS A2++                    1.51         05/15/2012         2,096,155
  3,500,000  CITICORP RESIDENTIAL MORTGAGE SECURITIES SERIES 2007-2 CLASS
                A6(i)(o)(o)                                                          6.27         06/25/2037         3,423,067
  5,000,000  COLLEGE LOAN CORPORATION TRUST SERIES 2006-A CLASS A3+/-                0.41         10/25/2025         4,946,612
  2,855,598  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-S4 CLASS A6           5.83         07/25/2034         1,112,187
  1,250,453  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2007-S2 CLASS A6           5.78         05/25/2037           583,961
  1,002,013  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-G CLASS2A+/-             0.57         12/15/2035           376,455
    355,142  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2005-HE1 CLASS
                A1VN+/-                                                              0.56         08/25/2035           150,030
    776,224  GREEN TREE FINANCIAL CORPORATION SERIES 1997-7 CLASS A8                 6.86         07/15/2029           797,470
    257,605  GSAMP TRUST SERIES 2005-SEA1 CLASS A+/-++                               0.68         01/25/2035           240,398
  2,183,802  HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES SERIES 2005-2
                CLASS A1+/-                                                          0.61         01/20/2035         1,937,082
  1,325,000  HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2007-2 CLASS A4+/-              0.64         07/20/2036           969,680
  2,000,000  HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2007-3 CLASS A3+/-              1.49         11/20/2036         1,571,798
  3,800,000  KEYCORP STUDENT LOAN TRUST SERIES 1999-B CLASS CTFS+/-(i)               1.22         11/25/2036         2,039,840
  3,038,482  KEYCORP STUDENT LOAN TRUST SERIES 2006-A CLASS 2A2+/-                   0.37         06/27/2025         2,882,596
  2,062,487  RAAC SERIES 2007-RP4 CLASS A+/-++(i)                                    0.69         11/25/2046         1,004,052
  2,753,257  SLM STUDENT LOAN TRUST SERIES 2003-1 CLASS A5B+/-++                     0.71         12/15/2032         2,616,773
  3,290,426  SLM STUDENT LOAN TRUST SERIES 2006-C CLASS A2+/-                        0.31         09/15/2020         3,216,284
    128,578  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES SERIES
                2003-P10A CLASS 1                                                    4.52         02/10/2013           134,027
  2,030,532  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES SERIES
                2006-20B CLASS 1                                                     5.35         02/01/2026         2,199,088
  2,370,150  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES SERIES
                2006-20C CLASS 1                                                     5.57         03/01/2026         2,596,180
  1,009,120  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES SERIES
                2006-20H CLASS 1                                                     5.70         08/01/2026         1,107,044
  1,869,700  SMALL BUSINESS ADMINISTRATION PARTICIPATION SERIES 2007-20J
                CLASS 1                                                              5.57         10/01/2027         2,055,011
  1,795,922  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2007-HE2A
                CLASS A+/-++                                                         0.47         07/25/2037         1,059,666
TOTAL ASSET BACKED SECURITIES (COST $50,326,104)                                                                    42,097,693
                                                                                                                --------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 18.38%
  3,771,874  ADJUSTABLE RATE MORTGAGE TRUST SERIES 2007-2 CLASS 2A1+/-               0.55         06/25/2037         1,970,401
  4,000,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2005-6
                CLASS A4                                                             5.18         09/10/2047         4,165,905
  3,400,000  CITIGROUP DEUTSCHE BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-CD1
                CLASS A4                                                             5.22         07/15/2044         3,535,407
  1,409,458  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27 CLASS 3A1+/-          1.78         08/25/2035           784,005
  1,297,688  COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 2A++                        6.50         11/25/2034         1,192,173
  3,106,802  COUNTRYWIDE HOME LOANS SERIES 2005-R1 CLASS 1AF1+/-++                   0.70         03/25/2035         2,497,300
  2,376,942  COUNTRYWIDE HOME LOANS SERIES 2005-R3 CLASS AF+/-++                     0.74         09/25/2035         1,909,488
  1,920,087  COUNTRYWIDE HOME LOANS SERIES 2006-OA5 CLASS 1A1+/-                     0.54         04/25/2046           980,250
  1,356,336  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                2004-AR5 CLASS 10A1                                                  2.72         06/25/2034         1,252,465
  2,000,000  CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATION SERIES 2007-C1
                CLASS AAB                                                            5.34         02/15/2040         2,030,991
  1,785,718  FHLMC SERIES 2416 CLASS PE                                              6.00         10/15/2021         1,881,717
    506,654  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-20 CLASS A6           7.99         09/25/2029           505,440
  1,980,381  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A           7.50         09/25/2043         2,244,638
    439,944  FNMA GRANTOR TRUST SERIES 2002-T4 CLASS A2                              7.00         12/25/2041           493,012
  2,087,966  FNMA GRANTOR TRUST SERIES 2004-T2 CLASS 1A1                             6.00         11/25/2043         2,280,123
  2,772,618  FNMA GRANTOR TRUST SERIES 2004-T3 CLASS A1                              6.00         02/25/2044         3,027,785
      5,175  FNMA SERIES 1988-5 CLASS Z                                              9.20         03/25/2018             5,464
    867,320  FNMA SERIES 2002-90 CLASS A2                                            6.50         11/25/2042           954,324
  1,730,950  FNMA SERIES 2003-86 CLASS PT                                            4.50         09/25/2018         1,840,313
  3,140,628  FNMA SERIES 2003-97 CLASS CA                                            5.00         10/25/2018         3,370,377
    724,698  FNMA SERIES 2003-W4 CLASS 3A                                            7.00         10/25/2042           786,751
    450,994  FNMA SERIES 2004-W1 CLASS 2A2                                           7.00         12/25/2033           506,523
  3,225,000  FNMA SERIES 2006-M2 CLASS A2F                                           5.26         05/25/2020         3,541,414
  4,119,535  FNMA WHOLE LOAN SERIES 2002-W4 CLASS A4                                 6.25         05/25/2042         4,512,728
  2,538,725  FNMA WHOLE LOAN SERIES 2004-W11 CLASS 1A3                               7.00         05/25/2044         2,819,572
  1,186,649  FNMA WHOLE LOAN SERIES 2004-W8 CLASS 3A                                 7.50         06/25/2044         1,341,951
  7,620,792  GNMA SERIES 2003-38 CLASS JC                                            7.00         08/16/2042         8,648,909
     52,621  HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-             0.68         01/19/2035            32,568

                   104 Wells Fargo Advantage Master Portfolios


                                          Portfolio of Investments--May 31, 2010

MANAGED FIXED INCOME PORTFOLIO

 PRINCIPAL   SECURITY NAME                                                      INTEREST RATE   MATURITY DATE        VALUE
-----------  -----------------------------------------------------------------  -------------  ---------------  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,720,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
             SERIES 2006-LDP7 CLASS ASB                                              5.87%        04/15/2045    $    2,880,696
  2,520,941  LEHMAN XS TRUST SERIES 2007-5 CLASS P3                                  6.45         05/25/2037           839,891
     30,820  LF ROTHSCHILD MORTGAGE TRUST SERIES 2 CLASS Z                           9.95         08/01/2017            34,278
  2,200,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2006-C2 CLASS A2                    5.76         08/12/2043         2,304,306
  2,022,589  NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2 CLASS A1++           6.50         10/25/2034         1,946,647
    828,840  SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                            0.74         10/20/2027           757,993
  2,828,176  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2007-RM1
             CLASS A1+/-++                                                           0.62         05/25/2047         2,150,262
  4,000,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C16 CLASS A4        4.85         10/15/2041         4,125,022
  3,011,153  WASHINGTON MUTUAL COMMERCIAL MORTGAGE SECURITIES TRUST
             SERIES 2007-SL3 CLASS A1++                                              5.94         03/23/2045         2,875,862
  1,012,899  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
             2005-AR6 CLASS 2A1A+/-                                                  0.57         04/25/2045           780,915
  4,089,965  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
             2005-C3 CLASS A4+/-                                                     2.86         07/25/2047         2,103,984
  2,285,806  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
             2006-AR3 CLASS A1A+/-                                                   1.42         02/25/2046         1,719,875
  1,650,946  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
             2006-AR4 CLASS DA+/-                                                    1.41         06/25/2046           719,679
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $90,401,385)                                                        82,351,404
                                                                                                                --------------
CORPORATE BONDS & NOTES: 26.31%
ADVERTISING: 0.11%
    545,000  LAMAR MEDIA CORPORATION                                                 6.63         08/15/2015           517,750
                                                                                                                --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.16%
    675,000  PHILLIPS-VAN HEUSEN                                                     7.75         11/15/2023           715,587
                                                                                                                --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.60%
  2,500,000  RYDER SYSTEM INCORPORATED SERIES MTN                                    5.85         03/01/2014         2,674,858
                                                                                                                --------------
BUSINESS SERVICES: 0.28%
  1,000,000  FISERV INCORPORATED                                                     6.13         11/20/2012         1,094,018
    150,000  SUNGARD DATA SYSTEMS INCORPORATED                                       4.88         01/15/2014           139,875
                                                                                                                     1,233,893
                                                                                                                --------------
CHEMICALS & ALLIED PRODUCTS: 0.35%
  1,500,000  VALSPAR CORPORATION                                                     5.10         08/01/2015         1,603,002
                                                                                                                --------------
COMMUNICATIONS: 0.37%
  1,500,000  TIME WARNER INCORPORATED                                                6.20         07/01/2013         1,666,124
                                                                                                                --------------
DEPOSITORY INSTITUTIONS: 5.61%
  2,100,000  BAC CAPITAL TRUST XIV                                                   5.63         12/31/2049         1,449,000
  6,839,000  BANKAMERICA CAPITAL III+/-                                              0.87         01/15/2027         4,619,724
  2,000,000  BB&T CAPITAL TRUST IV                                                   6.82         06/12/2057         1,800,000
  2,000,000  CHASE CAPITAL VI+/-                                                     0.97         08/01/2028         1,572,650
  1,685,000  CITIGROUP INCORPORATED                                                  6.13         11/21/2017         1,718,515
  1,350,000  CITY NATIONAL BANK                                                      6.75         09/01/2011         1,398,234
  1,978,000  COLONIAL BANK NA MONTGOMERY AL####                                      6.38         12/01/2015             6,725
    750,000  CORESTATES CAPITAL TRUST II+/-++                                        0.95         01/15/2027           596,937
  1,250,000  DEUTSCHE BANK CAPITAL FUNDING TRUST VII++                               5.63         01/29/2049           925,000
  2,100,000  HSBC CAPITAL FUNDING LP++                                               4.61         12/31/2049         1,845,068
  1,000,000  JPMORGAN CHASE CAPITAL XVIII                                            6.95         08/01/2066           985,420
  2,900,000  NATIONAL CAPITAL COMMERCE INCORPORATED+/-                               1.27         04/01/2027         1,912,602
    500,000  NATIONAL CITY BANK CLEVELAND OH+/-                                      0.62         06/07/2017           446,866
    450,000  NTC CAPITAL TRUST SERIES A+/-                                           0.82         01/15/2027           364,791
  1,265,000  REGIONS FINANCIAL CORPORATION                                           5.75         06/15/2015         1,252,778
  2,875,000  TCF NATIONAL BANK+/-                                                    1.89         06/15/2014         2,594,688
  1,950,000  UBS PREFERRED FUNDING TRUST V SERIES 1                                  6.24         05/29/2049         1,657,500
                                                                                                                    25,146,498
                                                                                                                --------------

                   Wells Fargo Advantage Master Portfolios 105


Portfolio of Investments--May 31, 2010

MANAGED FIXED INCOME PORTFOLIO

 PRINCIPAL   SECURITY NAME                                                      INTEREST RATE   MATURITY DATE        VALUE
-----------  -----------------------------------------------------------------  -------------  ---------------  --------------
EDUCATIONAL SERVICES: 1.09%
$ 1,000,000  DARTMOUTH COLLEGE                                                      4.75%         06/01/2019    $    1,059,310
  2,235,000  MASSACHUSETTS INSTITUTE OF TECHNOLOGY                                  7.25          11/02/2096         2,733,702
  1,000,000  PEPPERDINE UNIVERSITY                                                  5.45          08/01/2019         1,101,400
                                                                                                                     4,894,412
                                                                                                                --------------
ELECTRIC, GAS & SANITARY SERVICES: 1.78%
  1,000,000  CENTRAL MAINE POWER COMPANY++                                          5.70          06/01/2019         1,076,235
  1,000,000  CONNECTICUT LIGHT & POWER                                              5.38          03/01/2017         1,074,215
    650,000  EQT CORPORATION                                                        8.13          06/01/2019           777,298
  2,270,993  GREAT RIVER ENERGY++                                                   5.83          07/01/2017         2,515,829
    750,000  NGPL PIPECO LLC++                                                      6.51          12/15/2012           768,466
    350,000  OTTER TAIL CORPORATION                                                 9.00          12/15/2016           365,750
  1,365,000  PEOPLES ENERGY CORPORATION                                             6.90          01/15/2011         1,407,816
                                                                                                                     7,985,609
                                                                                                                --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT: 0.53%
  1,330,000  BAE SYSTEMS HOLDINGS INCORPORATED++                                    6.40          12/15/2011         1,415,132
    150,000  L-3 COMMUNICATIONS CORPORATION                                         6.38          10/15/2015           150,000
    830,733  TENASKA ALABAMA II PARTNERS LP++                                       7.00          06/30/2021           814,118
                                                                                                                     2,379,250
                                                                                                                --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.07%
    325,000  VALMONT INDUSTRIES INCORPORATED                                        6.88          05/01/2014           328,656
                                                                                                                --------------
FOOD & KINDRED PRODUCTS: 0.74%
    700,000  KELLOGG COMPANY                                                        4.45          05/30/2016           752,441
  1,600,000  KRAFT FOODS INCORPORATED                                               6.25          06/01/2012         1,747,648
    750,000  MCCORMICK & COMPANY INCORPORATED                                       5.75          12/15/2017           831,924
                                                                                                                     3,332,013
                                                                                                                --------------
FURNITURE & FIXTURES: 0.33%
  1,450,000  STEELCASE INCORPORATED                                                 6.50          08/15/2011         1,474,385
                                                                                                                --------------
HEALTH SERVICES: 0.93%
  3,650,000  AMERICAN ASSOCIATION OF RETIRED PERSONS++                              7.50          05/01/2031         4,169,161
                                                                                                                --------------
HOLDING & OTHER INVESTMENT OFFICES: 1.58%
    400,000  LIBERTY PROPERTY LP                                                    6.63          10/01/2017           421,974
  3,008,000  MANUFACTURERS & TRADERS TRUST COMPANY                                  5.59          12/28/2020         2,807,315
  1,750,000  NATIONAL CITY BANK OF COLUMBUS SERIES 4                                7.25          07/15/2010         1,758,486
    250,000  NATIONAL CITY BANK OF KENTUCKY SERIES BKNT                             6.30          02/15/2011           255,463
  2,500,000  TOLL ROAD INVESTMENT PARTNERSHIP II LP++##                             6.78          02/15/2015         1,827,185
                                                                                                                     7,070,423
                                                                                                                --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.64%
  1,100,000  ACTUANT CORPORATION                                                    6.88          06/15/2017         1,039,500
  1,425,000  BLACK & DECKER                                                         5.75          11/15/2016         1,580,600
    250,000  JABIL CIRCUIT INCORPORATED                                             8.25          03/15/2018           260,625
                                                                                                                     2,880,725
                                                                                                                --------------
INSURANCE AGENTS, BROKERS & SERVICE: 1.42%
  1,520,000  AEGON NV                                                               4.75          06/01/2013         1,578,114
  1,800,000  ALLSTATE FINANCIAL GLOBAL FUNDING++                                    6.50          06/14/2011         1,871,599
    475,000  METROPOLITAN LIFE GLOBAL FUNDING I++                                   5.13          06/10/2014           509,546
  2,565,000  NLV FINANCIAL CORPORATION++                                            7.50          08/15/2033         2,394,040
                                                                                                                     6,353,299
                                                                                                                --------------

                   106 Wells Fargo Advantage Master Portfolios


                                          Portfolio of Investments--May 31, 2010

MANAGED FIXED INCOME PORTFOLIO

 PRINCIPAL   SECURITY NAME                                                      INTEREST RATE   MATURITY DATE        VALUE
-----------  -----------------------------------------------------------------  -------------  ---------------  --------------
INSURANCE CARRIERS: 3.52%
$ 2,675,000  BLUE CROSS & BLUE SHIELD OF FLORIDA++                                  8.25%         11/15/2011    $    2,875,261
    750,000  LINCOLN NATIONAL CORPORATION                                           6.20          12/15/2011           792,228
  1,700,000  METLIFE GLOBAL FUNDING++                                               5.13          11/09/2011         1,774,820
  4,450,000  MINNESOTA LIFE INSURANCE COMPANY++                                     8.25          09/15/2025         4,529,717
  1,900,000  NEW YORK LIFE GLOBAL FUNDING++                                         5.38          09/15/2013         2,067,968
  2,145,000  PRINCIPAL LIFE GLOBAL FUNDING I++                                      6.25          02/15/2012         2,291,808
  1,415,000  WR BERKLEY CORPORATION                                                 5.13          09/30/2010         1,423,217
                                                                                                                    15,755,019
                                                                                                                --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS: 0.64%
    389,000  BIO-RAD LABORATORIES INCORPORATED                                      6.13          12/15/2014           388,514
  2,500,000  METTLER TOLEDO INTERNATIONAL INCORPORATED                              4.85          11/15/2010         2,489,435
                                                                                                                     2,877,949
                                                                                                                --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.59%
    375,000  BUNGE LIMITED FINANCE CORPORATION                                      8.50          06/15/2019           436,746
  1,450,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                                0.73          05/05/2026         1,164,757
    500,000  MERRILL LYNCH & COMPANY                                                6.05          08/15/2012           525,477
    500,000  MERRILL LYNCH & COMPANY                                                6.05          05/16/2016           506,116
                                                                                                                     2,633,096
                                                                                                                --------------
OIL & GAS EXTRACTION: 0.94%
    750,000  CHESAPEAKE ENERGY CORPORATION                                          7.50          06/15/2014           768,750
  1,600,000  DUKE ENERGY FIELD SERVICES LLC                                         7.88          08/16/2010         1,620,698
    400,000  MARKWEST ENERGY PARTNERS                                               6.88          11/01/2014           382,000
    750,000  PARKER DRILLING CO++                                                   9.13          04/01/2018           712,500
    375,000  QUICKSILVER RESOURCES INCORPORATED                                     8.25          08/01/2015           365,625
    340,000  RANGE RESOURCES CORPORATION                                            7.38          07/15/2013           341,700
                                                                                                                     4,191,273
                                                                                                                --------------
PERSONAL SERVICES: 0.13%
    200,000  SERVICE CORPORATION INTERNATIONAL                                      7.88          02/01/2013           194,000
    400,000  SERVICE CORPORATION INTERNATIONAL                                      7.38          10/01/2014           404,000
                                                                                                                       598,000
                                                                                                                --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.26%
  1,000,000  CONOCOPHILLIPS                                                         4.60          01/15/2015         1,081,924
    100,000  TESORO CORPORATION                                                     6.63          11/01/2015            94,500
                                                                                                                     1,176,424
                                                                                                                --------------
PHARMACEUTICALS: 0.26%
  1,000,000  SCHERING-PLOUGH CORPORATION                                            6.00          09/15/2017         1,148,839
                                                                                                                --------------
PRIMARY METAL INDUSTRIES: 0.13%
    176,750  CENTURY ALUMINUM COMPANY                                               8.00          05/15/2014           170,785
    100,000  INTERNATIONAL STEEL GROUP                                              6.50          04/15/2014           105,781
    295,000  STEEL DYNAMICS                                                         7.38          11/01/2012           301,638
                                                                                                                       578,204
                                                                                                                --------------
RAILROAD TRANSPORTATION: 0.32%
  1,150,000  BURLINGTON NORTHERN SANTA FE CORPORATION                               8.13          04/15/2020         1,437,321
                                                                                                                --------------

                   Wells Fargo Advantage Master Portfolios 107


Portfolio of Investments--May 31, 2010

MANAGED FIXED INCOME PORTFOLIO

 PRINCIPAL   SECURITY NAME                                                      INTEREST RATE   MATURITY DATE        VALUE
-----------  -----------------------------------------------------------------  -------------  ---------------  --------------
REAL ESTATE: 0.39%
$ 1,300,000  HOUSING URBAN DEVELOPMENT SERIES 04-A                                   5.08%        08/01/2013    $    1,439,909
    300,000  STEWART ENTERPRISES                                                     6.25         02/15/2013           291,750
                                                                                                                     1,731,659
                                                                                                                --------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 1.07%
    750,000  DUKE REALTY LP                                                          6.75         03/15/2020           786,941
    185,000  HOST MARRIOTT LP                                                        7.13         11/01/2013           185,000
    800,000  PROLOGIS TRUST                                                          5.25         11/15/2010           801,380
    500,000  REALTY INCOME CORPORATION                                               5.50         11/15/2015           511,964
  1,275,000  REALTY INCOME CORPORATION                                               6.75         08/15/2019         1,379,164
  1,000,000  SIMON PROPERTY GROUP LP                                                 6.75         05/15/2014         1,113,405
                                                                                                                     4,777,854
                                                                                                                --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.67%
  1,250,000  CHARLES SCHWAB CORPORATION                                              6.38         09/01/2017         1,390,090
  1,500,000  GOLDMAN SACHS CAPITAL II                                                5.79         12/29/2049         1,147,500
    500,000  MORGAN STANLEY                                                          4.10         01/26/2015           479,320
                                                                                                                     3,016,910
                                                                                                                --------------
TRANSPORTATION BY AIR: 0.53%
  2,168,621  FEDEX CORPORATION SERIES 97-B                                           7.52         01/15/2018         2,351,024
                                                                                                                --------------
TRANSPORTATION EQUIPMENT: 0.19%
    860,000  NAVISTAR INTERNATIONAL CORPORATION(i)                                   7.50         06/15/2011           834,200
                                                                                                                --------------
WHOLESALE TRADE-DURABLE GOODS: 0.08%
    350,000  ACE HARDWARE CORPORATION++                                              9.13         06/01/2016           364,875
                                                                                                                --------------
TOTAL CORPORATE BONDS & NOTES (COST $121,215,155)                                                                  117,898,292
                                                                                                                --------------
YANKEE CORPORATE BONDS: 2.23%
  2,000,000  BARCLAYS BANK PLC++                                                     5.93         09/29/2049         1,580,000
  1,500,000  BP CAPITAL MARKETS PLC                                                  3.63         05/08/2014         1,515,240
  1,100,000  PEARSON PLC (UK) PRIVATE PLACEMENT++                                    7.00         06/15/2011         1,162,417
  1,500,000  RABOBANK NEDERLAND NV++                                                 4.20         05/13/2014         1,569,765
  1,300,000  RABOBANK NEDERLAND NV++                                                11.00         06/29/2049         1,577,026
  2,500,000  SABMILLER PLC++                                                         6.20         07/01/2011         2,606,350
TOTAL YANKEE CORPORATE BONDS (COST $10,172,100)                                                                     10,010,798
                                                                                                                --------------
YANKEE GOVERNMENT BONDS: 0.39%
  1,625,000  PROVINCE OF ONTARIO CANADA                                              4.10         06/16/2014         1,731,168
TOTAL YANKEE GOVERNMENT BONDS (COST $1,624,104)                                                                      1,731,168
                                                                                                                --------------
MUNICIPAL BONDS & NOTES: 11.26%
    825,000  CALIFORNIA STATE BUILD AMERICA BONDS (OTHER REVENUE)                    7.55         04/01/2039           881,867
  1,000,000  CITY OF CHICAGO IL SERIES C (PROPERTY TAX REVENUE, AGM INSURED)         4.88         01/01/2015         1,098,060
  1,000,000  CITY OF CHICAGO IL TAXABLE SERIES D (PROPERTY TAX REVENUE,
             NATL-RE INSURED)                                                        5.44         01/01/2024         1,057,160
  1,600,000  CITY OF EL PASO TX (PROPERTY TAX REVENUE)                               3.61         08/15/2014         1,670,304
  1,500,000  COMMONWEALTH OF MASSACHUSETTS SERIES D (OTHER REVENUE)                  3.25         07/01/2014         1,575,165
  1,500,000  COUNTY OF CHEROKEE GA (PROPERTY TAX REVENUE)                            5.87         08/01/2028         1,720,755
  1,000,000  DALLAS COUNTY HOSPITAL DISTRICT SERIES C (PROPERTY TAX REVENUE)         4.45         08/15/2019         1,010,340
  2,500,000  DUKE UNIVERSITY TAXABLE SERIES A (COLLEGE & UNIVERSITY REVENUE,
             GO OF UNIVERSITY)                                                       5.85         04/01/2037         2,710,625
  4,030,000  HUDSON COUNTY NJ IMPROVEMENT AUTHORITY FACILITIES (LEASING
             REVENUE, FSA INSURED)                                                   7.40         12/01/2025         4,481,562
  1,450,000  IDAHO HEALTH FACILITIES AUTHORITY (HCFR, RADIAN INSURED)                5.37         09/01/2014         1,609,065
  1,885,000  INDIANA BOND BANK STATE REVENUE SCHOOL SEVERANCE FUND 8-A
             (OTHER REVENUE, FGIC INSURED)                                           4.73         01/15/2014         2,042,793

                   108 Wells Fargo Advantage Master Portfolios


                                          Portfolio of Investments--May 31, 2010

MANAGED FIXED INCOME PORTFOLIO

 PRINCIPAL   SECURITY NAME                                                      INTEREST RATE   MATURITY DATE        VALUE
-----------  -----------------------------------------------------------------  -------------  ---------------  --------------
MUNICIPAL BONDS & NOTES (continued)
$   955,000  INDIANA STATE HOUSING & COMMUNITY DEVELOPMENT AUTHORITY
             SERIES A-2 (HOUSING REVENUE)                                           5.51%         01/01/2039    $      981,702
  3,920,000  INDIANA STATE HOUSING & COMMUNITY DEVELOPMENT AUTHORITY
             SERIES D-2 (HOUSING REVENUE, GNMA/FNMA INSURED)                        5.41          07/01/2038         3,933,563
    440,000  KENTUCKY HOUSING CORPORATION SERIES D (HOUSING REVENUE)                5.21          01/01/2014           473,642
    690,000  KENTUCKY HOUSING CORPORATION SERIES D (HOUSING REVENUE)                5.75          07/01/2037           706,367
    545,000  KENTUCKY HOUSING CORPORATION SERIES J (HOUSING REVENUE)                5.92          07/01/2034           549,344
  2,210,000  LOYOLA UNIVERSITY ILLINOIS SERIES C REVENUE BONDS (COLLEGE &
             UNIVERSITY REVENUE)                                                    4.80          07/01/2013         2,351,175
    800,000  MARICOPA COUNTY AZ ELEMENTARY SCHOOL DISTRICT #28-KYRENE
             ELEMENTARY (PROPERTY TAX REVENUE)                                      5.38          07/01/2019           883,760
  1,175,000  MINNESOTA STATE HFAR HOUSING FINANCE SERIES H (HOUSING REVENUE)        5.85          07/01/2036         1,181,216
  3,160,000  MINNESOTA STATE HFAR HOUSING FINANCE SERIES J (HOUSING REVENUE)        6.13          07/01/2038         3,219,850
  1,500,000  OHIO COUNTY WEST VIRGINIA SPECIAL DISTRICT EXCISE TAX REVENUE
             SERIES A (SALES TAX REVENUE)                                           8.25          03/01/2035         1,509,690
    220,000  OHIO STATE HFAR MORTGAGE REVENUE SERIES K (HOUSING REVENUE)            5.97          03/01/2029           222,713
  1,685,000  OHIO STATE HFAR MORTGAGE REVENUE SERIES O
             (HOUSING REVENUE, GNMA/FNMA INSURED)                                   5.47          09/01/2025         1,701,024
  1,850,000  PENNSYLVANIA HFA SFMR SERIES 93C (HOUSING REVENUE, GO OF AGENCY)       5.84          04/01/2037         1,858,954
  1,000,000  SEDGWICK COUNTY USD # 259 WICHITA (PROPERTY TAX REVENUE)               5.10          10/01/2022         1,051,650
  1,600,000  STATE OF NEW HAMPSHIRE HFA SFMR SERIES D (HOUSING REVENUE)             5.53          07/01/2037         1,654,944
  1,850,000  STATE OF TEXAS BRAZOS HIGHER EDUCATION AUTHORITY INCORPORATED
             SERIES 2005-4 CLASS A5 (STUDENT LOAN REVENUE, GUARANTEED STUDENT
             LOANS)+/-ss                                                            4.91          12/01/2040         1,850,000
  1,300,000  UNIVERSITY OF MICHIGAN (COLLEGE & UNIVERSITY REVENUE)                  5.59          04/01/2021         1,426,724
    910,000  VIRGINIA PUBLIC BUILDING AUTHORITY VA (OTHER REVENUE)                  4.95          08/01/2018         1,000,955
    635,000  VIRGINIA PUBLIC BUILDING AUTHORITY VA (OTHER REVENUE)                  5.30          08/01/2021           698,538
    145,000  VIRGINIA RESOURCES AUTHORITY VA (OTHER REVENUE)                        4.71          11/01/2017           159,314
  1,495,000  WEST BEND JOINT SCHOOL DISTRICT #1 (PROPERTY TAX REVENUE)              4.85          04/01/2017         1,650,465
  1,515,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY HOME OWNERSHIP
             REVENUE SERIES F (HOUSING REVENUE, GO OF AUTHORITY)                    5.73          09/01/2037         1,538,255
TOTAL MUNICIPAL BONDS & NOTES (COST $48,099,577)                                                                    50,461,541
                                                                                                                --------------
TERM LOANS: 0.59%
  1,462,500  FLEXTRONICS INTERNATIONAL LIMITED                                      2.54          10/01/2012         1,398,150
    317,647  GEORGIA PACIFIC CORPORATION                                            2.30          12/21/2012           309,166
    541,500  OSHKOSH CORPORATION                                                    6.26          12/06/2013           541,500
     26,337  RMK ACQUISITION CORPORATION (ARAMARK) 1ST LIEN                         2.17          01/27/2014            25,078
    400,465  RMK ACQUISITION CORPORATION (ARAMARK) 1ST LIEN                         2.17          01/27/2014           381,331
TOTAL TERM LOANS (COST $2,742,337)                                                                                   2,655,225
                                                                                                                --------------
US TREASURY SECURITIES: 12.18%
US TREASURY BONDS: 9.25%
  9,225,000  US TREASURY BOND<<                                                     3.63          02/15/2020         9,462,110
  6,300,000  US TREASURY BOND                                                       5.50          08/15/2028         7,497,983
  3,500,000  US TREASURY BOND                                                       4.38          11/15/2039         3,587,500
  4,400,000  US TREASURY BOND<<                                                     4.63          02/15/2040         4,698,373
  6,005,106  US TREASURY BOND - INFLATION PROTECTED                                 2.50          01/15/2029         6,671,300
  7,478,173  US TREASURY BOND - INFLATION PROTECTED<<                               3.38          04/15/2032         9,555,116
                                                                                                                    41,472,382
                                                                                                                --------------
US TREASURY NOTES: 2.93%
  4,475,000  US TREASURY NOTE                                                       2.63          12/31/2014         4,602,260
  4,450,000  US TREASURY NOTE                                                       3.38          11/15/2019         4,477,465
  4,025,080  US TREASURY NOTE - INFLATION PROTECTED                                 1.38          01/15/2020         4,051,171
                                                                                                                    13,130,896
                                                                                                                --------------
TOTAL US TREASURY SECURITIES (COST $51,473,678)                                                                     54,603,278
                                                                                                                --------------

                   Wells Fargo Advantage Master Portfolios 109


Portfolio of Investments--May 31, 2010

MANAGED FIXED INCOME PORTFOLIO

 PRINCIPAL   SECURITY NAME                                                      INTEREST RATE   MATURITY DATE        VALUE
-----------  -----------------------------------------------------------------  -------------  ---------------  --------------
SHORT-TERM INVESTMENTS: 10.16%
CORPORATE BONDS & NOTES: 0.17%
$   347,210  GRYPHON FUNDING LIMITED(a)(i)(v)                                       0.00%         08/05/2010    $      141,766
  1,099,415  VFNC CORPORATION+/-++(a)(i)(v)                                         0.35          09/30/2010           615,672
                                                                                                                       757,438
                                                                                                                --------------

  SHARES                                                                            YIELD
-----------                                                                     -------------
INVESTMENT COMPANIES: 9.99%
 22,923,597  WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)(u)~                        0.17                            22,923,597
 21,829,590  WELLS FARGO SECURITIES LENDING CASH INVESTMENTS LLC (l)(v)(u)          0.30                            21,829,590
                                                                                                                    44,753,187
                                                                                                                --------------
TOTAL SHORT-TERM INVESTMENTS (COST $45,321,630)                                                                     45,510,625
                                                                                                                --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $485,270,391)*                              105.77%                                                          473,994,884
OTHER ASSETS AND LIABILITIES, NET                  (5.77)                                                          (25,847,802)
                                                  ------                                                        --------------
TOTAL NET ASSETS                                  100.00%                                                       $  448,147,082
                                                  ------                                                        --------------

----------
+/-  Variable rate investments.

(o)(o) Stepped coupon bond. Interest rate presented is yield to maturity.

%%   Securities issued on a when-issued (TBA) basis.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

ss These securities are subject to a demand feature which reduces the effective maturity.

<<   All or a portion of this security is on loan.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security (unaudited).

#### This security is currently in default with regard to scheduled interest and/or principal payments.

##   Zero coupon bond. Interest rate presented is yield to maturity.

(v) Security represents investment of cash collateral received from securities on loan.

(l)  Investment in an affiliate.

(u)  Rate shown is the 7-day annualized yield at period end.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

* Cost for federal income tax purposes is $485,778,355 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 17,330,047
Gross unrealized depreciation    (29,113,518)
                                ------------
Net unrealized depreciation     $(11,783,471)

The accompanying notes are an integral part of these financial statements.

                   110 Wells Fargo Advantage Master Portfolios


                                          Portfolio of Investments--May 31, 2010

STABLE INCOME PORTFOLIO

 PRINCIPAL   SECURITY NAME                                                      INTEREST RATE   MATURITY DATE       VALUE
-----------  -----------------------------------------------------------------  -------------  ---------------  --------------
AGENCY SECURITIES: 24.97%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 4.00%
$ 3,270,469  FHLMC #1B4052+/-                                                        4.67%        04/01/2038    $    3,429,157
  2,682,886  FHLMC #1G0052+/-                                                        2.83         02/01/2035         2,778,473
     89,525  FHLMC #786614+/-                                                        2.76         08/01/2025            93,486
     71,766  FHLMC #845151+/-                                                        2.94         06/01/2022            74,439
     10,306  FHLMC #846367+/-                                                        2.89         04/01/2029            10,756
  1,990,164  FHLMC #E02227                                                           6.00         11/01/2021         2,151,492
    616,440  FHLMC #E90573                                                           6.00         07/01/2017           669,956
    637,843  FHLMC #G90030                                                           7.50         07/17/2017           678,444
                                                                                                                     9,886,203
                                                                                                                --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 20.82%
     87,310  FNMA #155506+/-                                                         2.33         04/01/2022            89,997
    217,581  FNMA #190815+/-                                                         3.35         07/01/2017           218,197
    101,307  FNMA #253482                                                            8.50         10/01/2030           117,671
  1,597,805  FNMA #289517+/-                                                         3.04         04/01/2034         1,629,051
  3,580,149  FNMA #295541+/-                                                         4.31         10/01/2032         3,694,979
     27,192  FNMA #331866+/-                                                         2.42         12/01/2025            28,154
  1,899,660  FNMA #420263+/-                                                         2.89         10/01/2024         1,956,179
  1,745,402  FNMA #420264+/-                                                         2.94         07/01/2034         1,797,973
  2,446,730  FNMA #462209+/-                                                         5.27         04/01/2036         2,500,537
     13,693  FNMA #46698+/-                                                          2.52         12/01/2015            14,128
    589,562  FNMA #545927                                                            6.50         12/01/2015           636,537
  1,122,296  FNMA #631367                                                            5.50         02/01/2017         1,209,987
  1,500,536  FNMA #686043+/-                                                         2.78         07/01/2033         1,554,580
    936,404  FNMA #693015+/-                                                         2.72         06/01/2033           956,921
  3,530,222  FNMA #725802+/-                                                         4.43         08/01/2034         3,681,273
    570,865  FNMA #732003+/-                                                         2.12         09/01/2033           579,671
  1,439,506  FNMA #734329+/-                                                         2.17         06/01/2033         1,474,927
    991,644  FNMA #735572                                                            5.00         04/01/2014         1,023,784
  1,634,760  FNMA #735977+/-                                                         4.69         08/01/2035         1,693,614
  1,958,328  FNMA #739757+/-                                                         2.04         08/01/2033         2,006,235
  1,487,388  FNMA #741447+/-                                                         2.16         10/01/2033         1,518,789
  1,864,696  FNMA #741454+/-                                                         2.12         10/01/2033         1,905,212
  2,340,515  FNMA #745649+/-                                                         4.54         11/01/2035         2,442,560
  1,058,964  FNMA #750805+/-                                                         3.47         12/01/2033         1,083,353
  1,935,076  FNMA #764265+/-                                                         4.25         05/01/2034         2,012,643
    836,935  FNMA #783249+/-                                                         1.64         04/01/2044           837,416
  3,198,548  FNMA #783251+/-                                                         1.64         04/01/2044         3,201,019
  1,147,993  FNMA #806504+/-                                                         1.64         10/01/2034         1,148,698
  1,278,368  FNMA #806505+/-                                                         1.64         10/01/2044         1,279,051
  2,004,747  FNMA #826179+/-                                                         4.69         07/01/2035         2,079,797
  2,446,882  FNMA #834933+/-                                                         5.00         07/01/2035         2,552,289
  1,413,001  FNMA #849014+/-                                                         5.52         01/01/2036         1,481,865
  1,250,000  FNMA #874245                                                            5.48         01/01/2011         1,254,591
  1,712,330  FNMA #936591+/-                                                         5.61         04/01/2037         1,811,780
                                                                                                                    51,473,458
                                                                                                                --------------
SMALL BUSINESS ADMINISTRATION: 0.15%
     52,943  SBA #501224+/-                                                          2.00         06/25/2015            52,984
     10,296  SBA #502966+/-                                                          4.48         05/25/2015            10,432
     73,844  SBA #503405+/-                                                          3.63         05/25/2016            75,400
    217,969  SBA #503611+/-                                                          3.13         12/25/2021           223,274
                                                                                                                       362,090
                                                                                                                --------------
TOTAL AGENCY SECURITIES (COST $59,865,037)                                                                          61,721,751
                                                                                                                --------------

                   Wells Fargo Advantage Master Portfolios 111


Portfolio of Investments--May 31, 2010

STABLE INCOME PORTFOLIO

 PRINCIPAL   SECURITY NAME                                                      INTEREST RATE   MATURITY DATE       VALUE
-----------  -----------------------------------------------------------------  -------------  ---------------  --------------
ASSET BACKED SECURITIES: 23.12%
$ 1,275,000  ALLY AUTO RECEIVABLES TRUST SERIES 2010-1 CLASS A3                      1.45%        05/15/2014    $    1,273,990
    108,109  ASSET BACKED SECURITIES CORPORATION HOME EQUITY SERIES 2001-HE2
             CLASS A1+/-                                                             0.86         06/15/2031            86,498
  1,300,000  BANK OF AMERICA AUTO TRUST SERIES 2009-3A CLASS A3++                    1.67         12/15/2013         1,307,485
    694,925  CATERPILLAR FINANCIAL ASSET TRUST SERIES 2007-A CLASS A3B+/-            0.81         06/25/2012           695,168
  3,000,000  CHASE ISSUANCE TRUST SERIES 2005-A8 CLASS A8+/-                         0.38         10/15/2012         2,999,338
  1,200,000  CHRYSLER FINANCIAL AUTO SECURITIZATION TRUST SERIES 2009-A
             CLASS A3                                                                2.82         01/15/2016         1,222,677
  1,175,000  CIT EQUIPMENT COLLATERAL SERIES 2010-VT1A CLASS A2++                    1.51         05/15/2012         1,172,849
  1,700,000  CITIFINANCIAL AUTO ISSUANCE TRUST++ SERIES 2009-1 CLASS A2              1.83         11/15/2012         1,704,763
  2,850,000  COLLEGE LOAN CORPORATION TRUST SERIES 2006-A CLASS A3+/-                0.41         10/25/2025         2,819,569
    815,728  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-BC1
             CLASS A1+/-                                                             1.14         03/25/2033           694,696
    208,801  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD2
             CLASS A1+/-++                                                           0.84         09/25/2032           166,720
    464,910  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2004-SD2
             CLASS A1+/-++                                                           0.71         11/25/2033           399,974
    610,294  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-SD2
             CLASS 1A1+/-++                                                          0.69         11/25/2036           358,212
    148,953  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-G CLASS A+/-             0.71         12/15/2028           115,375
  1,261,204  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-M CLASS A1+/-            0.58         02/15/2036           591,111
  1,432,700  FIFTH THIRD HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-             0.59         09/20/2023           768,241
    134,007  FIRST HORIZON ABS TRUST SERIES 2004-HE1 CLASS A+/-                      0.55         01/25/2024            83,376
    620,223  FIRST HORIZON ABS TRUST SERIES 2004-HE3 CLASS A+/-                      0.63         10/25/2034           318,619
  1,207,339  FIRST HORIZON ABS TRUST SERIES 2006-HE1 CLASS A+/-                      0.50         10/25/2034           624,672
  1,474,570  GCO EDUCATION LOAN FUNDING TRUST SERIES 2007-1A CLASS A4L+/-++          0.52         05/26/2020         1,468,937
  2,303,277  GE CORPORATE AIRCRAFT FINANCING LLC SERIES 2005-1A
             CLASS A3+/-++                                                           0.60         08/26/2019         2,190,186
    194,441  GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-1 CLASS A+/-              0.80         07/25/2029           112,409
    104,422  GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-3 CLASS A+/-              0.80         03/15/2035            50,018
  1,820,611  GSAMP TRUST SERIES 2005-SEA2 CLASS A1+/-                                0.69         01/25/2045         1,522,216
    341,636  GSAMP TRUST SERIES 2006-SD2 CLASS A1+/-++                               0.45         05/25/2046           325,485
  2,000,000  HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2009-3 CLASS A2                 0.94         04/15/2012         1,998,228
  1,637,852  HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES SERIES 2005-2
             CLASS A1+/-                                                             0.61         01/20/2035         1,452,812
  2,334,324  HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2006-1 CLASS A1+/-              0.50         01/20/2036         2,164,958
  2,500,000  HYUNDAI AUTO RECEIVABLES TRUST SERIES 2007-A CLASS A4                   5.21         03/17/2014         2,607,890
  1,858,399  KEYCORP STUDENT LOAN TRUST SERIES 2006-A CLASS 2A2+/-                   0.37         06/27/2025         1,763,056
     56,832  LEHMAN ASSET BACKED SECURITIES CORPORATION SERIES 2004-2
             CLASS A+/-                                                              0.78         06/25/2034            36,139
  1,068,062  MELLON RESIDENTIAL FUNDING CORPORATION SERIES 1999-TBC3
             CLASS A2+/-                                                             2.61         10/20/2029           973,373
    653,394  MELLON RESIDENTIAL FUNDING CORPORATION SERIES 2001-TBC1
             CLASS A1+/-                                                             0.69         11/15/2031           609,121
    224,246  MORGAN STANLEY DEAN WITTER & COMPANY CORPORATION HELOC TRUST
             SERIES 2003-2 CLASS A+/-(i)                                             0.60         04/25/2016           186,960
  4,525,257  MORTGAGE EQUITY CONVERSION ASSET TRUST SERIES 2007-FF2
             CLASS A+/-++                                                            0.78         02/25/2042         4,365,516
  1,443,239  RENAISSANCE HOME EQUITY LOAN TRUST SERIES 2003-3 CLASS A+/-             0.84         12/25/2033         1,229,296
  2,899,067  RIVERVIEW HECM TRUST SERIES 2007-1 CLASS A+/-++                         0.86         05/25/2047         2,734,980
    351,394  SASC SERIES 2006-GEL3 CLASS A1+/-++                                     0.46         07/25/2036           314,383
  1,529,295  SBI HELOC TRUST SERIES 2005-HE1 CLASS 1A+/-++                           0.53         11/25/2035         1,208,189
    812,177  SLC STUDENT LOAN TRUST SERIES 2006-A CLASS A+/-                         0.37         04/16/2018           805,793
  2,056,516  SLM STUDENT LOAN TRUST SERIES 2006-C CLASS A2+/-                        0.31         09/15/2020         2,010,178
  3,000,000  TURQUOISE CARD BACKED SECURITIES PLC SERIES 2007-1 CLASS A+/-           0.38         06/15/2012         2,999,790
  2,603,158  US EDUCATION LOAN TRUST LLC SERIES 2007-1A CLASS A2+/-++                0.89         09/01/2019         2,603,365
    217,986  USXL FUNDING LLC SERIES 2006-1A CLASS A++                               5.38         04/15/2014           217,816
     58,945  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2002-HE2
             CLASS A+/-                                                              0.77         12/25/2032            43,451
    467,391  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2003-HE2
             CLASS AII1+/-                                                           0.60         06/25/2033           311,154
    588,552  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2004-HE1
             CLASS A+/-                                                              0.56         06/25/2034           325,478
  3,000,000  WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2007-B CLASS A4                5.39         05/15/2013         3,118,779
TOTAL ASSET BACKED SECURITIES (COST $63,039,652)                                                                    57,153,289
                                                                                                                --------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 28.99%
  1,885,937  ADJUSTABLE RATE MORTGAGE TRUST SERIES 2007-2 CLASS 2A1+/-               0.55         06/25/2037           985,200
  1,446,803  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2005-1
             CLASS A3                                                                4.88         11/10/2042         1,446,067
     30,309  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-G CLASS 2A1+/-          3.01         07/20/2032            28,233

                   112 Wells Fargo Advantage Master Portfolios


                                          Portfolio of Investments--May 31, 2010

STABLE INCOME PORTFOLIO

 PRINCIPAL   SECURITY NAME                                                      INTEREST RATE   MATURITY DATE       VALUE
-----------  -----------------------------------------------------------------  -------------  ---------------  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$   185,788  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2003-A CLASS 2A2+/-          3.62%        02/25/2033    $      149,801
  1,649,983  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2005-PWR9
             CLASS A2                                                                4.74         09/11/2042         1,655,019
    941,972  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-14 CLASS 2A1+/-          0.55         05/25/2035           560,553
  1,400,893  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-24 CLASS 2A1B+/-         1.75         07/20/2035           738,663
    735,369  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27 CLASS 3A1+/-          1.78         08/25/2035           409,046
  1,367,825  COUNTRYWIDE HOME LOANS SERIES 2004-29 CLASS 2A1+/-                      0.67         02/25/2035           759,417
  2,030,620  COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 1AF+/-++                    0.74         11/25/2034         1,623,809
  1,739,585  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
             SERIES 2001-CP4 CLASS A4                                                6.18         12/15/2035         1,789,326
    218,853  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
             SERIES 2002-AR17 CLASS 2A1                                              3.33         12/19/2039           218,156
     70,870  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
             SERIES 2003-AR2 CLASS 2A1                                               3.10         02/25/2033            67,653
    808,393  EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-                1.09         09/25/2033           694,637
    939,548  FDIC STRUCTURED SALE GUARANTEED NOTES SERIES 2010-S1 CLASS 1A+/-++      0.90         02/25/2048           942,949
    106,037  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-31 CLASS A7+/-        0.59         05/25/2031            87,340
    271,049  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-35 CLASS A+/-         0.62         09/25/2031           256,338
  1,481,834  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS 3A           7.00         02/25/2043         1,655,949
  1,694,991  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS 4A+/-        4.52         02/25/2043         1,762,790
  2,549,343  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-55 CLASS 1A2          7.00         03/25/2043         2,848,891
  2,041,019  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS 1A2          7.00         07/25/2043         2,283,479
  2,475,476  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A           7.50         09/25/2043         2,805,798
  1,583,399  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-63 CLASS 1A1+/-       1.64         02/25/2045         1,594,052
    498,032  FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A3                             7.50         05/25/2042           538,253
    258,837  FNMA GRANTOR TRUST SERIES 2003-T4 CLASS 1A+/-                           0.57         09/26/2033           229,764
    564,111  FNMA SERIES 2002-90 CLASS A2                                            6.50         11/25/2042           620,698
  1,288,353  FNMA SERIES 2003-W4 CLASS 3A                                            7.00         10/25/2042         1,398,668
  1,238,140  FNMA SERIES 2004-W2 CLASS 2A2                                           7.00         02/25/2044         1,393,682
  2,281,805  FNMA SERIES 2007-88 CLASS HC                                            5.21         09/25/2037         2,379,356
     33,625  FNMA WHOLE LOAN SERIES 2001-W1 CLASS AV1+/-                             0.58         08/25/2031            30,344
    573,753  FNMA WHOLE LOAN SERIES 2002-W10 CLASS A6                                7.50         08/25/2042           643,679
     80,974  FNMA WHOLE LOAN SERIES 2002-W12 CLASS AV1+/-                            0.70         02/25/2033            74,476
    313,418  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C2 CLASS A2      4.71         05/10/2043           313,317
  3,000,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C3 CLASS A4      5.05         07/10/2045         3,003,021
    275,863  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2001-HE3 CLASS A2+/-        0.90         03/25/2027           203,861
  1,934,780  GREENPOINT MORTGAGE FUNDING TRUST SERIES 2006-AR1 CLASS A1A+/-          0.63         02/25/2036         1,016,464
    121,818  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION
             SERIES 2003-C2 CLASS A2                                                 4.02         01/05/2036           121,815
  5,237,342  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++                  0.74         06/25/2034         4,277,442
  3,401,541  GSMPS MORTGAGE LOAN TRUST SERIES 2005-RP2 CLASS 1AF+/-++                0.69         03/25/2035         2,741,761
  3,251,596  GSMPS MORTGAGE LOAN TRUST SERIES 2005-RP3 CLASS 1AF+/-++                0.69         09/25/2035         2,443,317
  1,112,055  GSMPS MORTGAGE LOAN TRUST SERIES 2006-1 CLASS A1+/-++                   0.64         03/25/2035           873,217
  1,315,517  HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-             0.68         01/19/2035           814,204
    482,483  INDYMAC LOAN TRUST SERIES 2005-L2 CLASS A1+/-                           0.56         01/25/2011           120,621
  1,763,295  LEHMAN XS TRUST SERIES 2007-5 CLASS P3                                  6.45         05/25/2037           587,469
    481,044  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED
             SERIES 2003-A2 CLASS 2A2                                                1.94         02/25/2033           444,218
    841,172  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-A CLASS 2A2+/-         0.80         03/25/2028           708,836
    876,518  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-B CLASS A1+/-          0.68         04/25/2028           786,817
    665,450  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2004-A CLASS A1+/-          0.57         04/25/2029           610,041
  1,112,264  MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-HYB1 CLASS A3+/-       1.83         03/25/2033         1,029,268
    722,627  MORGAN STANLEY DEAN WITTER CREDIT CORPORATION HELOC TRUST
             SERIES 2003-1 CLASS A+/-(i)                                             0.88         11/25/2015           581,029
    315,487  OPTION ONE MORTGAGE LOAN TRUST SERIES 2003-1 CLASS A2+/-                1.18         02/25/2033           259,452
    164,757  RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED
             SERIES 2002-HS3 CLASS 2A+/-                                             0.68         08/25/2032            78,881
    206,643  RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED
             SERIES 2003-HS1 CLASS AII+/-                                            0.63         12/25/2032           155,554
    476,994  RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED
             SERIES 2004-HS3 CLASS A+/-                                              0.61         09/25/2029           207,677
  2,408,949  SBA PARTICIPATION CERTIFICATES SERIES 1999-20B CLASS 1                  5.95         02/01/2019         2,600,905
  1,381,400  SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                            0.74         10/20/2027         1,263,321
    414,796  SEQUOIA MORTGAGE TRUST SERIES 2003-2 CLASS A1+/-                        1.00         06/20/2033           354,424
  1,151,893  SEQUOIA MORTGAGE TRUST SERIES 2003-8 CLASS A1+/-                        0.66         01/20/2034           980,420

                   Wells Fargo Advantage Master Portfolios 113


Portfolio of Investments--May 31, 2010

STABLE INCOME PORTFOLIO

 PRINCIPAL   SECURITY NAME                                                      INTEREST RATE   MATURITY DATE       VALUE
-----------  -----------------------------------------------------------------  -------------  ---------------  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$   517,383  SEQUOIA MORTGAGE TRUST SERIES 5 CLASS A+/-                              0.69%        10/19/2026    $      399,576
    517,158  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2003-9A
                CLASS 2A1                                                            2.53         03/25/2033           485,059
    953,771  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2004-NP2
                CLASS A+/-++                                                         0.69         06/25/2034           542,829
    629,779  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2005-GEL4
                CLASS A+/-                                                           0.69         08/25/2035           601,831
  2,931,495  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2006-RF3
                CLASS 1A1++                                                          6.00         10/25/2036         2,784,228
    763,415  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2006-RM1
                CLASS A1+/-++                                                        0.59         08/25/2046           579,737
  2,020,126  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2007-RM1
                CLASS A1+/-++                                                        0.62         05/25/2047         1,535,902
  2,500,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C20 CLASS A4        5.24         07/15/2042         2,503,083
    526,617  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES
                SERIES 2003-AR1 CLASS A6+/-                                          2.38         03/25/2033           464,892
    709,029  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES
                SERIES 2005-AR6 CLASS 2A1A+/-                                        0.57         04/25/2045           546,640
  1,650,946  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES
                SERIES 2006-AR4 CLASS DA+/-                                          1.41         06/25/2046           719,679
  2,695,236  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES
                SERIES 2006-AR5 CLASS 5A+/-                                          1.43         02/25/2046         1,227,198
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $85,263,944)                                                        71,640,092
                                                                                                                --------------
CORPORATE BONDS & NOTES: 9.43%
DEPOSITORY INSTITUTIONS: 3.26%
  1,250,000  BB&T CORPORATION<<                                                      3.85         07/27/2012         1,291,465
  1,250,000  DEXIA CREDIT LOCAL++                                                    2.38         09/23/2011         1,269,676
  1,750,000  REGIONS BANK RF+/-                                                      0.90         12/10/2010         1,756,750
  1,500,000  SOVEREIGN BANK                                                          2.05         08/01/2013         1,481,247
  2,250,000  SUNTRUST BANK ATLANTA GA STI+/-                                         0.91         12/16/2010         2,258,863
                                                                                                                     8,058,001
                                                                                                                --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT: 0.91%
  2,250,000  BAE SYSTEMS HOLDINGS INCORPORATED++                                     4.75         08/15/2010         2,265,651
                                                                                                                --------------
FINANCIAL SERVICES: 0.78%
  2,000,000  FDIC STRUCTURED SALE GUARANTEED NOTES SERIES 2010-L1A CLASS A2++##      1.69         10/25/2012         1,920,000
                                                                                                                --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.21%
    500,000  HEWLETT-PACKARD CORPORATION                                             2.95         08/15/2012           517,455
                                                                                                                --------------
INSURANCE CARRIERS: 0.80%
  2,000,000  METROPOLITAN LIFE GLOBAL FUNDING I+/-++                                 0.51         03/15/2012         1,975,194
                                                                                                                --------------
MISCELLANEOUS RETAIL: 0.81%
  2,000,000  CVS CAREMARK CORPORATION+/-                                             0.55         06/01/2010         2,000,000
                                                                                                                --------------
OIL & GAS EXTRACTION: 0.70%
  1,700,000  DUKE ENERGY FIELD SERVICES LLC                                          7.88         08/16/2010         1,721,991
                                                                                                                --------------
PHARMACEUTICALS: 0.43%
  1,000,000  PFIZER INCORPORATED                                                     4.45         03/15/2012         1,055,267
                                                                                                                --------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 1.01%
  2,500,000  PROLOGIS TRUST                                                          5.25         11/15/2010         2,504,313
                                                                                                                --------------
TELECOMMUNICATIONS: 0.52%
  1,250,000  CELLCO PARTNERSHIP                                                      3.75         05/20/2011         1,280,683
                                                                                                                --------------
TOTAL CORPORATE BONDS & NOTES (COST $23,113,246)                                                                    23,298,555
                                                                                                                --------------
LOAN PARTICIPATION: 0.31%
    620,361  UNITED STATES DEPARTMENT OF AGRICULTURE LOAN+/-                         0.98         06/25/2016           595,794
    168,342  UNITED STATES DEPARTMENT OF AGRICULTURE LOAN                            5.37         09/08/2019           161,945
TOTAL LOAN PARTICIPATION (COST $786,730)                                                                               757,739
                                                                                                                --------------

                   114 Wells Fargo Advantage Master Portfolios


                                          Portfolio of Investments--May 31, 2010

STABLE INCOME PORTFOLIO

 PRINCIPAL   SECURITY NAME                                                      INTEREST RATE   MATURITY DATE       VALUE
-----------  -----------------------------------------------------------------  -------------  ---------------  --------------
MUNICIPAL BONDS & NOTES: 4.14%
$   470,000  AURORA IL (PROPERTY TAX REVENUE, NATL-RE INSURED)                       5.60%        01/01/2012    $      499,234
  1,262,250  BRAZOS HIGHER EDUCATION AUTHORITY INCORPORATED SERIES 2005-1
                CLASS 1A2 (STUDENT LOAN REVENUE)                                     0.36         12/26/2018         1,248,214
  1,000,000  IRVINE RANCH CA WATER DISTRICT JOINT POWERS AGENCY (WATER REVENUE)      1.78         09/15/2012         1,010,460
  1,605,000  MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION (OTHER REVENUE,
                AMBAC INSURED)                                                       5.24         07/01/2011         1,625,945
  3,000,000  OREGON SCHOOL BOARD ASSOCIATION TAXABLE PENSION DEFERRED INTEREST
                SERIES A (PROPERTY TAX REVENUE, FGIC INSURED)##                      4.28         06/30/2010         2,989,530
  2,840,000  SOUTH CAROLINA HOUSING FINANCE & DEVELOPMENT AUTHORITY MORTGAGE
                REVENUE TAXABLE SERIES C-3
                (HOUSING REVENUE, FIRST SECURITY BANK LOC)                           5.50         07/01/2026         2,867,348
TOTAL MUNICIPAL BONDS & NOTES (COST $10,176,523)                                                                    10,240,731
                                                                                                                --------------
SHORT-TERM INVESTMENTS: 9.23%
CORPORATE BONDS & NOTES: 0.29%
    332,575  GRYPHON FUNDING LIMITED(a)(i)(v)                                        0.00         08/05/2010           135,790
  1,053,073  VFNC CORPORATION+/-++(a)(i)(v)                                          0.35         09/30/2010           589,721
                                                                                                                       725,511
                                                                                                                ---------------

   SHARES                                                                           YIELD
-----------                                                                     -------------
INVESTMENT COMPANIES: 8.94%
 21,339,111  WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)(u)~                         0.17                           21,339,111
    756,000  WELLS FARGO SECURITIES LENDING CASH INVESTMENTS LLC(l)(v)(u)            0.30                              756,000
                                                                                                                    22,095,111
                                                                                                                --------------
TOTAL SHORT-TERM INVESTMENTS (COST $22,639,594)                                                                     22,820,622
                                                                                                                --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $264,884,726)*                                                    100.19%                                    247,632,779
OTHER ASSETS AND LIABILITIES, NET                                        (0.19)                                       (464,055)
                                                                        ------                                  --------------
TOTAL NET ASSETS                                                        100.00%                                 $  247,168,724
                                                                        ------                                  --------------

----------
+/-  Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(l)  Investment in an affiliate.

<<   All or a portion of this security is on loan.

##   Zero coupon security. Rate represents yield to maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security (unaudited).

(v) Security represents investment of cash collateral received from securities on loan.

(u)  Rate shown is the 7-day annualized yield at period end.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

* Cost for federal income tax purposes is $265,245,251 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $  3,919,948
Gross unrealized depreciation    (21,532,420)
                                ------------
Net unrealized depreciation     $(17,612,472)

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 115


Portfolio of Investments--May 31, 2010

TOTAL RETURN BOND PORTFOLIO

 PRINCIPAL   SECURITY NAME                                                      INTEREST RATE   MATURITY DATE       VALUE
-----------  -----------------------------------------------------------------  -------------  ---------------  --------------
AGENCY SECURITIES: 30.30%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 4.59%
$13,863,000  FHLMC                                                                   1.13%        07/27/2012    $   13,874,492
 11,300,000  FHLMC%%                                                                 5.00         06/01/2040        11,829,688
    952,824  FHLMC #1B3430+/-                                                        6.14         06/01/2037         1,024,726
     91,490  FHLMC #1B7562+/-                                                        5.85         11/01/2037            98,007
  1,855,850  FHLMC #1G0784+/-                                                        5.69         03/01/2036         1,980,214
    645,159  FHLMC #1G1614+/-                                                        5.90         03/01/2037           693,241
  1,509,228  FHLMC #1G1873+/-                                                        5.72         03/01/2036         1,612,632
  1,544,003  FHLMC #1J1920+/-                                                        5.64         10/01/2038         1,642,130
     25,483  FHLMC #1Q0292+/-                                                        5.89         07/01/2037            27,433
  2,312,144  FHLMC #1Q0794+/-                                                        5.79         11/01/2038         2,479,183
  1,078,080  FHLMC #847703+/-                                                        5.95         01/01/2037         1,155,365
  1,093,355  FHLMC #A78331                                                           6.00         03/01/2034         1,195,259
  5,677,401  FHLMC #A79090                                                           6.50         07/01/2034         6,280,404
  1,137,757  FHLMC #B15688                                                           5.50         07/01/2019         1,230,567
  1,068,156  FHLMC #E01279                                                           5.50         01/01/2018         1,150,919
  3,066,949  FHLMC #E01497                                                           5.50         11/01/2018         3,311,654
  1,789,509  FHLMC #E01539                                                           5.50         12/01/2018         1,932,286
  1,000,629  FHLMC #E01655                                                           5.50         06/01/2019         1,081,137
 17,212,755  FHLMC #G01938                                                           5.50         09/01/2035        18,402,855
 12,470,840  FHLMC #G03526                                                           5.50         06/01/2036        13,333,082
     58,371  FHLMC #G04794                                                           5.50         01/01/2036            62,406
  1,234,169  FHLMC #G11594                                                           5.50         08/01/2019         1,336,386
     35,292  FHLMC #G11653                                                           5.50         12/01/2019            38,215
  1,229,276  FHLMC #G11767                                                           5.50         08/01/2020         1,331,088
  2,118,995  FHLMC #G11944                                                           5.50         07/01/2020         2,291,848
 12,382,655  FHLMC #G12687                                                           6.00         05/01/2022        13,386,424
  2,276,230  FHLMC #G12827                                                           5.50         02/01/2021         2,461,909
  1,794,350  FHLMC #G12888                                                           5.50         07/01/2018         1,940,720
  7,852,737  FHLMC #G13731                                                           5.50         11/01/2021         8,503,123
  1,200,214  FHLMC #G18003                                                           5.50         07/01/2019         1,298,119
    944,960  FHLMC #J02372                                                           5.50         05/01/2020         1,023,225
    873,324  FHLMC #J02373                                                           5.50         05/01/2020           945,656
  1,186,052  FHLMC #J02376                                                           6.00         05/01/2020         1,283,679
                                                                                                                   120,238,072
                                                                                                                --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 23.24%
 16,227,000  FNMA%%                                                                  4.50         06/01/2025        16,974,967
 15,600,000  FNMA%%                                                                  5.50         06/01/2025        16,750,500
 28,000,000  FNMA%%                                                                  4.50         06/01/2040        28,568,736
  1,100,000  FNMA%%                                                                  5.50         06/01/2040         1,173,391
 24,300,000  FNMA%%                                                                  6.00         06/01/2040        26,171,853
112,200,000  FNMA%%                                                                  4.50         07/01/2040       114,058,256
 54,620,000  FNMA%%                                                                  5.00         07/01/2040        56,949,871
 26,600,000  FNMA%%                                                                  5.50         07/01/2040        28,274,975
 29,000,000  FNMA%%                                                                  5.00         08/01/2040        30,128,274
  1,927,247  FNMA #190129                                                            6.00         11/01/2023         2,084,264
  2,291,497  FNMA #190338                                                            5.50         07/01/2033         2,456,903
  3,630,296  FNMA #310017                                                            7.00         06/01/2035         4,071,406
  3,406,104  FNMA #462361+/-                                                         6.33         07/01/2037         3,646,473
  5,103,995  FNMA #462404+/-                                                         6.27         09/01/2037         5,439,984
  2,844,583  FNMA #725162                                                            6.00         02/01/2034         3,118,152
 11,388,256  FNMA #725228                                                            6.00         03/01/2034        12,483,486
 10,183,405  FNMA #725423                                                            5.50         05/01/2034        10,918,468
  4,766,386  FNMA #725424                                                            5.50         04/01/2034         5,110,436

                  116 Wells Fargo Advantage Master Portfolios


                                          Portfolio of Investments--May 31, 2010

TOTAL RETURN BOND PORTFOLIO

 PRINCIPAL   SECURITY NAME                                                      INTEREST RATE   MATURITY DATE       VALUE
-----------  -----------------------------------------------------------------  -------------  ---------------  --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$    26,819  FNMA #725690                                                            6.00%        08/01/2034    $       29,264
  3,987,442  FNMA #725773                                                            5.50         09/01/2034         4,271,528
 12,474,266  FNMA #735503                                                            6.00         04/01/2035        13,673,939
    752,350  FNMA #735504                                                            6.00         04/01/2035           825,646
     38,915  FNMA #745878                                                            5.50         10/01/2036            41,165
  1,710,298  FNMA #838303+/-                                                         5.96         07/01/2037         1,838,556
  6,617,054  FNMA #878099                                                            6.00         04/01/2036         7,154,172
  2,306,426  FNMA #888560                                                            6.00         11/01/2035         2,528,239
  2,132,497  FNMA #888635                                                            5.50         09/01/2036         2,286,426
  3,008,020  FNMA #888941+/-                                                         5.96         10/01/2037         3,236,099
  3,238,595  FNMA #889183                                                            5.50         09/01/2021         3,495,692
  5,079,147  FNMA #889213                                                            5.50         10/01/2020         5,492,674
 10,602,438  FNMA #889318                                                            5.50         07/01/2020        11,444,117
  4,933,872  FNMA #889568                                                            5.50         03/01/2020         5,325,549
  1,044,140  FNMA #893916+/-                                                         6.26         10/01/2036         1,119,868
    898,472  FNMA #905629+/-                                                         6.04         12/01/2036           963,858
  3,303,633  FNMA #906326+/-                                                         5.56         01/01/2037         3,487,697
  1,311,834  FNMA #906403+/-                                                         5.93         01/01/2037         1,405,987
  2,206,172  FNMA #906404+/-                                                         5.90         01/01/2037         2,367,363
  1,154,566  FNMA #909569+/-                                                         5.86         02/01/2037         1,238,383
  1,523,225  FNMA #909707+/-                                                         5.80         02/01/2037         1,625,113
  3,073,246  FNMA #909946+/-                                                         5.72         03/01/2037         3,279,305
  1,204,760  FNMA #910291+/-                                                         5.83         03/01/2037         1,284,280
  1,555,219  FNMA #910293+/-                                                         5.91         03/01/2037         1,669,621
  2,767,448  FNMA #914396+/-                                                         5.78         03/01/2037         2,954,149
  3,033,701  FNMA #914526+/-                                                         5.86         04/01/2037         3,237,600
  2,247,898  FNMA #914783+/-                                                         5.80         04/01/2037         2,396,745
  1,557,185  FNMA #914819+/-                                                         5.91         04/01/2037         1,673,495
  1,161,314  FNMA #918198+/-                                                         5.75         05/01/2037         1,240,498
    635,061  FNMA #919577                                                            5.50         06/01/2037           671,776
 10,908,917  FNMA #931676                                                            5.50         01/01/2019        11,797,085
  2,000,000  FNMA #933514                                                            5.50         02/01/2038         2,133,940
    830,447  FNMA #933716                                                            5.50         03/01/2038           878,457
  2,893,035  FNMA #938185+/-                                                         5.90         07/01/2037         3,111,358
  2,535,163  FNMA #938229+/-                                                         5.87         07/01/2037         2,710,509
    971,243  FNMA #941143+/-                                                         6.02         10/01/2037         1,043,791
  2,242,738  FNMA #942257+/-                                                         5.90         07/01/2037         2,411,703
    579,269  FNMA #945646+/-                                                         6.08         09/01/2037           623,107
  2,523,657  FNMA #947380+/-                                                         5.89         10/01/2037         2,710,889
  1,629,120  FNMA #947424+/-                                                         5.70         10/01/2037         1,739,211
  4,332,374  FNMA #950724+/-                                                         5.93         10/01/2037         4,642,543
  1,442,566  FNMA #952835+/-                                                         5.90         09/01/2037         1,557,732
  1,353,998  FNMA #959331+/-                                                         6.00         11/01/2037         1,454,274
  2,470,361  FNMA #959380+/-                                                         5.80         11/01/2037         2,635,676
    499,950  FNMA #960550                                                            5.50         01/01/2038           528,854
  1,000,001  FNMA #964359                                                            5.50         07/01/2038         1,057,813
    499,951  FNMA #981602                                                            5.50         06/01/2038           528,854
 34,659,004  FNMA #983499                                                            5.50         07/01/2035        37,160,778
     83,777  FNMA #988161                                                            5.50         11/01/2038            88,620
    326,023  FNMA #988731                                                            5.50         10/01/2038           344,872
    400,000  FNMA #991051                                                            5.50         10/01/2038           426,788
 30,854,061  FNMA #995182                                                            5.50         06/01/2020        33,366,095
    466,873  FNMA #995233                                                            5.50         10/01/2021           505,176
  5,264,100  FNMA #995485                                                            6.00         04/01/2035         5,776,938
  3,349,732  FNMA #995508                                                            6.00         12/01/2035         3,671,881

                  Wells Fargo Advantage Master Portfolios 117


Portfolio of Investments--May 31, 2010

TOTAL RETURN BOND PORTFOLIO

 PRINCIPAL   SECURITY NAME                                                      INTEREST RATE   MATURITY DATE       VALUE
-----------  -----------------------------------------------------------------  -------------  ---------------  --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$ 4,144,860  FNMA #AD0086+/-                                                         5.61%        02/01/2039    $    4,421,657
  3,475,276  FNMA #AD0212                                                            5.50         04/01/2021         3,758,221
  6,393,927  FNMA #AD0531                                                            5.50         11/01/2023         6,914,499
  7,834,675  FNMA #AD0584                                                            7.00         01/01/2039         8,616,023
  1,610,890  FNMA #AE0029                                                            5.50         04/01/2040         1,704,019
                                                                                                                   608,960,562
                                                                                                                --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 2.02%
 43,200,000  GNMA%%                                                                  4.50         06/01/2040        44,226,000
  7,985,201  GNMA #782044                                                            6.50         12/15/2032         8,825,478
                                                                                                                    53,051,478
                                                                                                                --------------
TENNESSEE VALLEY AUTHORITY: 0.45%
 11,395,000  TENNESSEE VALLEY AUTHORITY                                              5.25         09/15/2039        11,908,892
                                                                                                                --------------
TOTAL AGENCY SECURITIES (COST $781,596,033)                                                                        794,159,004
                                                                                                                --------------
ASSET BACKED SECURITIES: 8.18%
 10,128,000  ALLY MASTER OWNER TRUST SERIES 2010-3 CLASS A++                         2.88         04/15/2015        10,167,351
  7,566,000  AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST SERIES 2010-1
             CLASS A+/-                                                              0.53         11/16/2015         7,542,495
 44,482,000  BANK OF AMERICA CREDIT CARD TRUST SERIES 2008-A1 CLASS A1+/-            0.92         04/15/2013        44,567,454
  3,782,000  BANK OF AMERICA CREDIT CARD TRUST SERIES 2010-A1 CLASS A1+/-            0.64         09/15/2015         3,743,940
  4,188,000  CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2008-A5 CLASS A5         4.85         02/18/2014         4,328,337
  3,899,000  CHASE ISSUANCE TRUST SERIES 2009-A2 CLASS A2+/-                         1.89         04/15/2014         3,991,826
  5,420,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2009-A1 CLASS A1+/-          2.09         03/17/2014         5,566,538
    765,388  CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2007-AHL1
             CLASS A2A+/-                                                            0.38         12/25/2036           712,024
  4,355,000  DISCOVER CARD MASTER TRUST SERIES 2009-A1 CLASS A1+/-                   1.64         12/15/2014         4,395,434
  7,716,000  DISCOVER CARD MASTER TRUST SERIES 2009-A2 CLASS A+/-                    1.64         02/17/2015         7,888,662
  1,455,000  FORD CREDIT AUTO OWNER TRUST SERIES 2007-A CLASS A4A                    5.47         06/15/2012         1,503,441
  5,335,000  FORD CREDIT FLOORPLAN MASTER OWNER TRUST SERIES 2010-3 CLASS A1++       4.20         02/15/2017         5,521,419
    274,000  HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2009-1 CLASS A4                 4.55         01/15/2017           289,630
  1,905,000  HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2009-4 CLASS A4                 2.40         07/15/2014         1,917,409
  6,628,000  HUNTINGTON AUTO TRUST SERIES 2009-1A CLASS A4++                         5.73         01/15/2014         7,104,806
    355,540  MORGAN STANLEY ABS CAPITAL I SERIES 2007-HE2 CLASS A2A+/-               0.38         01/25/2037           345,426
    298,052  MORGAN STANLEY HOME EQUITY LOANS SERIES 2007-1 CLASS A1+/-              0.39         12/25/2036           287,413
    648,236  MORGAN STANLEY MORTGAGE LOAN TRUST SERIES 2007-6XS CLASS 2A1S+/-        0.45         02/25/2047           503,571
 14,836,150  NELNET STUDENT LOAN TRUST SERIES 2008-3 CLASS A4+/-                     2.15         11/25/2024        15,371,742
 10,474,000  NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2009-1CLASS A3               5.00         09/15/2014        10,843,958
  4,246,000  NORDSTROM CREDIT CARD MASTER TRUST SERIES 2007-2 CLASS A+/-++           0.40         05/15/2015         4,163,655
  4,417,169  SLM STUDENT LOAN TRUST SERIES 2005-9 CLASS A4+/-                        0.42         01/25/2023         4,398,278
 21,829,000  SLM STUDENT LOAN TRUST SERIES 2008-1 CLASS A4A+/-                       1.86         12/15/2032        22,669,076
  3,207,000  SLM STUDENT LOAN TRUST SERIES 2008-4 CLASS A4+/-                        1.97         07/25/2022         3,364,780
 16,460,000  SLM STUDENT LOAN TRUST SERIES 2008-5 CLASS A4+/-                        2.02         07/25/2023        17,353,734
 24,665,132  SLM STUDENT LOAN TRUST SERIES 2010-1 CLASS A+/-                         0.74         03/25/2025        24,644,960
  1,340,000  SWIFT MASTER AUTO RECEIVABLES TRUST SERIES 2007-1 CLASS A+/-            0.44         06/15/2012         1,339,503
TOTAL ASSET BACKED SECURITIES (COST $213,943,386)                                                                  214,526,862
                                                                                                                --------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 23.69%
  3,083,000  ASSET SECURITIZATION CORPORATION SERIES 1996-D3 CLASS A2                7.56         10/13/2026         3,218,832
  1,301,968  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED
             SERIES 2000-2 CLASS E                                                   7.63         09/15/2032         1,298,165
  1,345,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED
             SERIES 2002-PB2 CLASS B                                                 6.31         06/11/2035         1,413,682
  1,595,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED
             SERIES 2004-6 CLASS A3                                                  4.51         12/10/2042         1,624,971
  5,375,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED
             SERIES 2005-4 CLASS A5A                                                 4.93         07/10/2045         5,322,259
  5,435,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED
             SERIES 2006-3 CLASS A4                                                  5.89         07/10/2044         5,459,186

                   118 Wells Fargo Advantage Master Portfolios


                                          Portfolio of Investments--May 31, 2010

TOTAL RETURN BOND PORTFOLIO

 PRINCIPAL   SECURITY NAME                                                      INTEREST RATE   MATURITY DATE       VALUE
-----------  -----------------------------------------------------------------  -------------  ---------------  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$10,474,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATION SERIES 2006-5
             CLASS A4                                                                5.41%        09/10/2047    $   10,513,521
  1,040,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
             SERIES 2001-TOP4 CLASS A3                                               5.61         11/15/2033         1,073,323
  2,657,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
             SERIES 2002-PBW1 CLASS A2                                               4.72         11/11/2035         2,766,784
    800,273  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
             SERIES 2003-T12 CLASS A3                                                4.24         08/13/2039           820,397
  1,554,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
             SERIES 2004-PWR4 CLASS A3                                               5.47         06/11/2041         1,631,804
  3,860,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
             SERIES 2005-PW10 CLASS A4                                               5.41         12/11/2040         3,963,091
  2,324,016  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATION
             SERIES 2005-PWR7 CLASS A                                                4.95         02/11/2041         2,370,525
  8,291,000  COMMERCIAL MORTGAGE ASSET TRUST SERIES 1999-C1 CLASS A4                 6.98         01/17/2032         9,060,695
  2,871,000  COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATE SERIES 2004-LB2A
             CLASS A4                                                                4.72         03/10/2039         2,935,864
  4,362,000  CREDIT SUISSE COMMERCIAL MORTGAGE TRUST SERIES 2007-C5
             CLASS A3+/-                                                             5.69         09/15/2040         4,328,771
    907,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
             SERIES 2002-CKN2 CLASS A3                                               6.13         04/15/2037           959,404
     15,025  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
             SERIES 2002-CKS4 CLASS A1                                               4.49         11/15/2036            15,170
    403,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
             SERIES 2002-CKS4 CLASS A2                                               5.18         11/15/2036           421,408
  1,473,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
             SERIES 2002-CP5 CLASS A2                                                4.94         12/15/2035         1,543,928
  3,156,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
             SERIES 2003-CPN1 CLASS A2                                               4.60         03/15/2035         3,287,864
    602,844  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
             SERIES 2005-C1 CLASS A3                                                 4.81         02/15/2038           609,743
 13,322,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
             SERIES 2005-C2 CLASS A4                                                 4.83         04/15/2037        13,237,071
  4,852,214  DEVELOPERS DIVERSIFIED REALTY CORPORATION SERIES 2009-DDR1
             CLASS A++                                                               3.81         10/14/2022         4,997,667
  3,752,000  FHLMC MULTIFAMILY STRUCTURED PASS THROUGH CERTIFICATES
             SERIES K003 CLASS AAB                                                   4.77         05/25/2018         4,032,591
  6,646,000  FHLMC SERIES 2542 CLASS ES                                              5.00         12/15/2017         7,126,709
  3,954,000  FHLMC SERIES 2558 CLASS BD                                              5.00         01/15/2018         4,281,023
  7,318,000  FHLMC SERIES 2590 CLASS BY                                              5.00         03/15/2018         7,922,283
  2,938,089  FHLMC SERIES 2590 CLASS NU                                              5.00         06/15/2017         3,050,411
  3,380,000  FHLMC SERIES 2676 CLASS CY                                              4.00         09/15/2018         3,531,911
  2,148,000  FHLMC SERIES 2690 CLASS TV                                              4.50         11/15/2025         2,279,808
     89,000  FHLMC SERIES 2694 CLASS QG                                              4.50         01/15/2029            93,334
    482,877  FHLMC SERIES 2727 CLASS PW                                              3.57         06/15/2029           492,775
  1,967,000  FHLMC SERIES 2765 CLASS CT                                              4.00         03/15/2019         2,028,949
  3,904,000  FHLMC SERIES 2843 CLASS BC                                              5.00         08/15/2019         4,221,610
  1,296,000  FHLMC SERIES 2875 CLASS HB                                              4.00         10/15/2019         1,329,034
  6,317,000  FHLMC SERIES 2934 CLASS CI                                              5.00         01/15/2034         6,794,810
 11,576,000  FHLMC SERIES 2957 CLASS PT                                              5.50         11/15/2033        12,440,287
  5,972,000  FHLMC SERIES 2982-CL CLASS CI                                           5.50         02/15/2034         6,409,060
    313,000  FHLMC SERIES 3008 CLASS JM                                              4.50         07/15/2025           326,429
  2,780,010  FHLMC SERIES 3028 CLASS PG                                              5.50         09/15/2035         3,047,348
    150,819  FHLMC SERIES 3035 CLASS PA                                              5.50         09/15/2035           165,759
  5,401,635  FHLMC SERIES 3052 CLASS MH                                              5.25         10/15/2034         5,739,238
    264,000  FHLMC SERIES 3234 CLASS MC                                              4.50         10/15/2036           272,916
  3,566,827  FHLMC SERIES 3325 CLASS JL                                              5.50         06/15/2037         3,884,149
  3,041,000  FHLMC SERIES 3372 CLASS BD                                              4.50         10/15/2022         3,210,366
  4,473,877  FHLMC SERIES 3465 CLASS HA                                              4.00         07/15/2017         4,670,518
  1,839,000  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2001-C4
             CLASS B                                                                 6.42         12/12/2033         1,917,206
  1,583,505  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2002-C
             CLASS A2                                                                6.14         02/12/2034         1,656,846
 30,329,113  FNMA SERIES 2001-81 CLASS HE                                            6.50         01/25/2032        32,992,388
  3,660,000  FNMA SERIES 2002-94 CLASS HQ                                            4.50         01/25/2018         3,884,260
  2,179,627  FNMA SERIES 2003-108 CLASS BE                                           4.00         11/25/2018         2,271,753
    847,000  FNMA SERIES 2003-125 CLASS AY                                           4.00         12/25/2018           879,021
  4,986,000  FNMA SERIES 2003-3 CLASS HJ                                             5.00         02/25/2018         5,356,944
  1,659,000  FNMA SERIES 2004-3 CLASS HT                                             4.00         02/25/2019         1,714,272
  1,629,792  FNMA SERIES 2004-60 CLASS PA                                            5.50         04/25/2034         1,755,274
  2,291,000  FNMA SERIES 2004-80 CLASS LE                                            4.00         11/25/2019         2,376,015
  1,364,000  FNMA SERIES 2004-81 CLASS KE                                            4.50         11/25/2019         1,445,999
  4,087,000  FNMA SERIES 2005-30 CLASS UE                                            5.00         01/25/2034         4,387,670
  1,374,553  FNMA SERIES 2005-58 CLASS MA                                            5.50         07/25/2035         1,510,366
  6,157,000  FNMA SERIES 2007-113 CLASS DB                                           4.50         12/25/2022         6,488,076
  5,590,662  FNMA SERIES 2007-30 CLASS MA                                            4.25         02/25/2037         5,873,444

                   Wells Fargo Advantage Master Portfolios 119


Portfolio of Investments--May 31, 2010

TOTAL RETURN BOND PORTFOLIO

 PRINCIPAL   SECURITY NAME                                                      INTEREST RATE   MATURITY DATE       VALUE
-----------  -----------------------------------------------------------------  -------------  ---------------  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 4,744,503  FNMA SERIES 2007-39 CLASS NA                                            4.25%        01/25/2037    $    4,974,855
  2,851,286  FNMA SERIES 2007-74 CLASS A                                             5.00         04/25/2034         2,996,149
  8,159,974  FNMA SERIES 2007-77 CLASS MH                                            6.00         12/25/2036         8,813,901
    857,000  FNMA SERIES 2008-66 CLASS B                                             5.00         08/25/2023           926,771
  4,695,648  FNMA SERIES 2009-71 CLASS JT                                            6.00         06/25/2036         5,104,316
 10,055,858  FNMA SERIES 2009-78 CLASS J                                             5.00         09/25/2019        10,684,349
  6,993,000  FNMA SERIES 2009-M1 CLASS A2                                            4.29         07/25/2019         7,213,691
  6,303,000  FNMA SERIES 2009-M2 CLASS A3                                            4.00         01/25/2019         6,390,186
 16,454,000  FNMA SERIES 2010-54 CLASS EA                                            4.50         06/25/2040        17,581,918
  2,344,000  FNMA SERIES 2010-M1 CLASS A2                                            4.45         09/25/2019         2,392,467
 18,176,000  FNMA SERIES 2010-M3 CLASS A3+/-                                         4.33         03/25/2020        18,403,162
  5,309,000  FNMA SERIES K005 CLASS A2                                               4.32         11/25/2019         5,409,056
  9,494,154  FREDDIE MAC SERIES 3631 CLASS PA                                        4.00         02/15/2040         9,931,485
 18,605,799  FREDDIE MAC SERIES 3652 CLASS AP                                        4.50         03/15/2040        19,799,852
    785,409  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-3 CLASS A1       5.56         06/10/2038           794,847
  4,207,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2002-1A CLASS A3      6.27         12/10/2035         4,438,307
 10,897,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C4 CLASS A4      5.33         11/10/2045        11,364,387
     21,430  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2000-C2
             CLASS A2                                                                7.46         08/16/2033            21,430
    809,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2001-C2
             CLASS B                                                                 6.79         04/15/2034           840,840
  4,671,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2002-C3
             CLASS A2                                                                4.93         07/10/2039         4,897,385
  1,452,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2003-C2
             CLASS A2                                                                5.49         05/10/2040         1,560,083
  1,182,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2003-C2
             CLASS D+/-                                                              5.50         05/10/2040         1,207,351
  2,577,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2004-C2
             CLASS A4                                                                5.30         08/10/2038         2,620,011
  1,956,000  GNMA SERIES 2006-37 CLASS JG                                            5.00         07/20/2036         2,108,150
  1,348,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES 2005-GG
             CLASS AAB                                                               5.19         04/10/2037         1,417,711
  2,000,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES 2005-GG3
             CLASS A4                                                                4.80         08/10/2042         2,010,753
  8,192,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES 2005-GG5
             CLASS A5                                                                5.22         04/10/2037         8,235,838
  2,430,078  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES 2006-GG7
             CLASS A4                                                                5.89         07/10/2038         2,465,079
  2,569,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES 2007-GG1
             CLASS A6                                                                5.14         06/10/2036         2,692,755
 11,577,000  GS MORTGAGE SECURITIES CORPORATION II SERIES 2001-GL3A CLASS A2++       6.45         08/05/2018        12,147,288
  3,179,291  GS MORTGAGE SECURITIES CORPORATION II SERIES 2004-C1 CLASS A2           4.32         10/10/2028         3,197,882
  1,537,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
             SERIES 2000-C10 CLASS C                                                 7.64         08/15/2032         1,536,811
  1,036,251  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
             SERIES 2001-C1 CLASS A3                                                 5.86         10/12/2035         1,075,852
  3,889,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
             SERIES 2001-CIB3 CLASS A3                                               6.47         11/15/2035         4,069,839
    859,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
             SERIES 2002-C2 CLASS B+/-                                               5.21         12/12/2034           886,220
  1,334,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
             SERIES 2002-CIB5 CLASS A2                                               5.16         10/12/2037         1,404,087
  4,506,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
             SERIES 2003-CB7 CLASS A4                                                4.88         01/12/2038         4,685,116
  1,040,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
             SERIES 2003-PM1A CLASS A4                                               5.33         08/12/2040         1,106,137
  1,176,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
             SERIES 2004-CB9 CLASS A4                                                5.37         06/12/2041         1,221,964
  8,201,075  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
             SERIES 2005-LDP2 CLASS A3A                                              4.68         07/15/2042         8,414,970
  2,466,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
             SERIES 2006-CB16 CLASS A4                                               5.55         05/12/2045         2,486,871
  6,362,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
             SERIES 2006-LDP9 CLASS A3                                               5.34         05/15/2047         6,114,367
  4,958,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
             SERIES 2007-C1 CLASS A4                                                 5.72         02/15/2051         4,822,168

                   120 Wells Fargo Advantage Master Portfolios


                                          Portfolio of Investments--May 31, 2010

TOTAL RETURN BOND PORTFOLIO

 PRINCIPAL   SECURITY NAME                                                      INTEREST RATE   MATURITY DATE       VALUE
-----------  -----------------------------------------------------------------  -------------  ---------------  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

$ 3,930,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
             SERIES 2007-LD12 CLASS A3+/-                                            5.96%        02/15/2051    $    3,959,450
 12,947,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
             SERIES 2007-LDPX CLASS A2S                                              5.31         01/15/2049        12,836,150
    178,183  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
             SERIES 2008-C2 CLASS A1                                                 5.02         02/12/2051           182,939
  8,212,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
             SERIES 2009-IWST CLASS A2++                                             5.63         12/05/2027         8,744,606
  1,499,000  LB COMMERCIAL CONDUIT MORTGAGE TRUST SERIES 2007-C3 CLASS A3+/-         5.94         07/15/2044         1,528,559
  3,058,000  LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2004-C2 CLASS A4                4.37         03/15/2036         3,055,292
  1,695,814  LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2001-C2
             CLASS A2                                                                6.65         11/15/2027         1,744,085
  6,652,000  LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2002-C2
             CLASS A4                                                                5.59         06/15/2031         7,020,119
  1,333,114  LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2002-C4
             CLASS A4                                                                4.56         09/15/2026         1,366,849
  2,763,000  LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2002-C4
             CLASS A5                                                                4.85         09/15/2031         2,884,689
  1,962,000  LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C3
             CLASS A4                                                                4.17         05/15/2032         2,027,741
    939,000  LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C8
             CLASS A4                                                                5.12         11/15/2032           997,211
  1,233,000  LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2004-C7
             CLASS A5                                                                4.63         10/15/2029         1,263,006
  3,253,000  LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2006-C4
             CLASS A2                                                                5.87         06/15/2032         3,335,662
  7,291,000  LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2006-C4
             CLASS A4                                                                5.88         06/15/2038         7,525,198
  2,227,000  LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2006-C6
             CLASS A4                                                                5.37         09/15/2039         2,231,193
    686,000  LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2007-C1
             CLASS AAB                                                               5.40         02/15/2040           700,967
 10,583,500  LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2008-C1
             CLASS A2                                                                6.15         04/15/2041        10,841,727
  4,337,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2003-KEY1 CLASS A4                  5.24         11/12/2035         4,557,277
  2,157,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2004-KEY2 CLASS A4                  4.86         08/12/2039         2,197,550
  2,169,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CIP1 CLASS A3A                 4.95         07/12/2038         2,214,453
  3,133,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CIP1 CLASS A4                  5.05         07/12/2038         3,218,704
  4,410,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2007-C1CLASS A3+/-                  5.83         06/12/2050         4,431,306
 12,095,000  MORGAN STANLEY CAPITAL I SERIES 2004-HQ4 CLASS A7                       4.97         04/14/2040        12,142,461
  5,453,000  MORGAN STANLEY CAPITAL I SERIES 2004-IQ7 CLASS A4                       5.40         06/15/2038         5,671,014
  4,698,000  MORGAN STANLEY CAPITAL I SERIES 2004-IQ8 CLASS A4                       4.90         06/15/2040         4,842,265
  2,015,000  MORGAN STANLEY CAPITAL I SERIES 2004-T15 CLASS A4                       5.27         06/13/2041         2,089,420
    328,096  MORGAN STANLEY CAPITAL I SERIES 2005-T17 CLASS A4                       4.52         12/13/2041           335,638
  1,646,000  MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2001-TOP3 CLASS B           6.55         07/15/2033         1,718,607
    993,041  MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2002-HQ CLASS A3            6.51         04/15/2034         1,038,040
    910,660  MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2002-IQ2 CLASS A4           5.74         12/15/2035           954,188
  3,232,000  MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-HQ2 CLASS A2           4.92         03/12/2035         3,399,887
  4,077,000  MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-TOP9 CLASS A2          4.74         11/13/2036         4,276,932
  2,979,000  MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2004-HQ3 CLASS A4           4.80         01/13/2041         3,070,289
    962,773  MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2004-T15 CLASS A2           4.69         06/13/2041           967,666
  5,259,100  MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2005-HQ5 CLASS AAB          5.04         01/14/2042         5,484,336
  1,019,589  NOMURA ASSET SECURITIES CORPORATION SERIES 1998-D6 CLASS A2+/-          7.07         03/15/2030         1,142,739
  1,726,000  PRUDENTIAL MORTGAGE CAPITAL FUNDING LLC SERIES 2001-ROCK CLASS B        6.76         05/10/2034         1,795,521
  2,419,000  SALOMON BROTHERS MORTGAGE SECURITIES INCORPORATED VII
             SERIES 2000-C2 CLASS C                                                  7.73         07/18/2033         2,412,373
  1,700,790  SALOMON BROTHERS MORTGAGE SECURITIES INCORPORATED VII
             SERIES 2002-KEY2 CLASS A2                                               4.47         03/18/2036         1,751,195
  2,848,075  SEQUOIA MORTGAGE TRUST SERIES 2010-H1 CLASS A1+/-                       3.75         02/25/2040         2,877,161
    100,225  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-2 CLASS A+/-        0.86         02/25/2028            93,453
  4,039,588  US BANK NA SERIES 2007-1 CLASS A                                        5.92         05/25/2012         4,234,538
  2,686,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C1 CLASS A4         6.29         04/15/2034         2,845,391
    364,891  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C7 CLASS A1++       4.24         10/15/2035           368,335
  1,678,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS A3         4.45         11/15/2035         1,710,166
  1,546,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C11 CLASS A4        5.03         01/15/2041         1,566,064
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $604,424,855)                                                      620,854,046
                                                                                                                --------------

                   Wells Fargo Advantage Master Portfolios 121


Portfolio of Investments--May 31, 2010

TOTAL RETURN BOND PORTFOLIO

 PRINCIPAL   SECURITY NAME                                                      INTEREST RATE   MATURITY DATE        VALUE
-----------  -----------------------------------------------------------------  -------------  ---------------  --------------
CORPORATE BONDS & NOTES: 15.37%
BEVERAGES: 0.51%
$ 8,095,000  ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED                             4.13%        01/15/2015    $    8,353,716
    105,000  ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED++                           4.13         01/15/2015           107,520
  2,190,000  ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED                             5.38         01/15/2020         2,284,091
  2,505,000  PEPSICO INCORPORATED                                                    5.50         01/15/2040         2,576,873
                                                                                                                    13,322,200
                                                                                                                --------------
BUSINESS SERVICES: 0.20%
   1,405,000  ADOBE SYSTEMS INCORPORATED                                             3.25         02/01/2015         1,428,102
   3,725,000  ADOBE SYSTEMS INCORPORATED                                             4.75         02/01/2020         3,739,107
                                                                                                                     5,167,209
                                                                                                                --------------
CHEMICALS & ALLIED PRODUCTS: 1.13%
  1,690,000  AMGEN INCORPORATED                                                      5.75         03/15/2040         1,746,331
  5,175,000  DOW CHEMICAL COMPANY                                                    4.85         08/15/2012         5,437,657
  3,180,000  DOW CHEMICAL COMPANY                                                    5.90         02/15/2015         3,426,447
  6,645,000  DOW CHEMICAL COMPANY                                                    8.55         05/15/2019         7,881,017
  3,655,000  LIFE TECHNOLOGIES CORPORATION                                           4.40         03/01/2015         3,776,423
  4,384,000  LIFE TECHNOLOGIES CORPORATION                                           6.00         03/01/2020         4,642,069
  2,375,000  PFIZER INCORPORATED                                                     5.35         03/15/2015         2,658,943
                                                                                                                    29,568,887
                                                                                                                --------------
COMMUNICATIONS: 0.77%
  5,086,000  COMCAST CORPORATION                                                     8.38         03/15/2013         5,892,894
  4,553,000  COMCAST CORPORATION                                                     5.15         03/01/2020         4,681,595
  2,945,000  COMCAST CORPORATION                                                     6.40         03/01/2040         3,097,854
  2,465,000  FRONTIER COMMUNICATIONS                                                 8.13         10/01/2018         2,415,700
  3,911,000  QWEST CORPORATION                                                       7.50         10/01/2014         4,116,328
                                                                                                                    20,204,371
                                                                                                                --------------
DEPOSITORY INSTITUTIONS: 3.04%
  4,860,000  BANK OF AMERICA CORPORATION                                             7.38         05/15/2014         5,366,261
  4,420,000  BANK OF AMERICA CORPORATION                                             4.50         04/01/2015         4,393,228
  3,315,000  BANK OF AMERICA CORPORATION                                             6.00         09/01/2017         3,396,045
  1,445,000  BANK OF AMERICA CORPORATION                                             5.75         12/01/2017         1,463,362
  4,120,000  CAPITAL ONE BANK USA NA                                                 8.80         07/15/2019         4,913,347
 12,100,000  CIE DE FINANCEMENT FONCIER++                                            2.13         04/22/2013        12,151,582
  3,255,000  CITIGROUP INCORPORATED                                                  6.38         08/12/2014         3,439,441
  3,800,000  CITIGROUP INCORPORATED                                                  4.75         05/19/2015         3,753,112
  1,844,000  CITIGROUP INCORPORATED                                                  6.13         05/15/2018         1,886,119
  6,695,000  CITIGROUP INCORPORATED                                                  8.50         05/22/2019         7,844,444
  4,090,000  GOLDMAN SACHS GROUP INCORPORATED                                        6.00         06/15/2020         4,135,477
 16,695,000  INTERNATIONAL BANK FOR RECONSTRUCTION AND DEVELOPMENT                   2.38         05/26/2015        16,700,994
  4,805,000  ITAU UNIBANCO HOLDING SA++                                              6.20         04/15/2020         4,814,038
  2,220,000  JPMORGAN CHASE & COMPANY                                                4.95         03/25/2020         2,220,140
  3,190,000  STANDARD CHARTERED PLC++                                                3.85         04/27/2015         3,113,861
                                                                                                                    79,591,451
                                                                                                                --------------
ELECTRIC UTILITIES: 0.33%
  1,610,000  FIRSTENERGY SOLUTIONS COMPANY                                           4.80         02/15/2015         1,661,394
  5,790,000  FIRSTENERGY SOLUTIONS COMPANY                                           6.05         08/15/2021         5,741,601
  1,385,000  FIRSTENERGY SOLUTIONS COMPANY                                           6.80         08/15/2039         1,330,298
                                                                                                                     8,733,293
                                                                                                                --------------

                   122 Wells Fargo Advantage Master Portfolios


                                          Portfolio of Investments--May 31, 2010

TOTAL RETURN BOND PORTFOLIO

 PRINCIPAL   SECURITY NAME                                                      INTEREST RATE   MATURITY DATE        VALUE
-----------  -----------------------------------------------------------------  -------------  ---------------  --------------
ELECTRIC, GAS & SANITARY SERVICES: 1.22%
$ 6,640,000  DOMINION RESOURCES INCORPORATED PUTTABLESS<<                            8.88%        01/15/2019    $    8,501,876
  5,830,000  DPL INCORPORATED                                                        6.88         09/01/2011         6,195,331
  4,335,000  DUKE ENERGY CORPORATION                                                 6.30         02/01/2014         4,864,733
  8,670,000  NEVADA POWER COMPANY SERIES A                                           8.25         06/01/2011         9,222,357
  2,995,000  PROGRESS ENERGY INCORPORATED                                            6.85         04/15/2012         3,262,121
                                                                                                                    32,046,418
                                                                                                                --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 0.43%
  6,605,000  CISCO SYSTEMS INCORPORATED                                              4.45         01/15/2020         6,781,644
  3,030,000  CISCO SYSTEMS INCORPORATED                                              5.50         01/15/2040         3,038,626
  1,385,000  EXELON GENERATION COMPANY LLC                                           6.25         10/01/2039         1,418,430
                                                                                                                    11,238,700
                                                                                                                --------------
FINANCIAL SERVICES: 0.38%
  2,810,000  BEAR STEARNS COMPANIES LLC                                              5.70         11/15/2014         3,070,554
  3,725,000  NEW COMMUNICATIONS HOLDINGS++                                           8.25         04/15/2017         3,687,750
  3,240,000  NEW COMMUNICATIONS HOLDINGS++                                           8.50         04/15/2020         3,191,400
                                                                                                                     9,949,704
                                                                                                                --------------
FOOD & KINDRED PRODUCTS: 0.32%
  4,665,000  KRAFT FOODS INCORPORATED CLASS A                                        5.38         02/10/2020         4,844,845
  3,240,000  KRAFT FOODS INCORPORATED CLASS A                                        6.50         02/09/2040         3,439,539
                                                                                                                     8,284,384
                                                                                                                --------------
GENERAL MERCHANDISE STORES: 0.12%
  3,105,000  WAL-MART STORES INCORPORATED                                            5.63         04/01/2040         3,236,047
                                                                                                                --------------
HEALTHCARE: 0.19%
  4,919,000  COVENTRY HEALTH CARE INCORPORATED                                       5.95         03/15/2017         4,857,714
                                                                                                                --------------
HOLDING & OTHER INVESTMENT OFFICES: 0.36%
  1,420,000  HCP INCORPORATED SERIES MTN                                             6.30         09/15/2016         1,489,604
  1,645,000  HCP INCORPORATED SERIES MTN                                             6.70         01/30/2018         1,720,229
  4,980,000  HEALTH CARE PROPERTY INVESTORS INCORPORATED                             5.65         12/15/2013         5,233,238
  1,015,000  HEALTH CARE PROPERTY INVESTORS INCORPORATED                             6.00         01/30/2017         1,041,400
                                                                                                                     9,484,471
                                                                                                                --------------
INSURANCE CARRIERS: 0.52%
  5,400,000  HARTFORD FINANCIAL SERVICES GROUP                                       5.50         03/30/2020         5,134,088
  3,235,000  LIBERTY MUTUAL GROUP++(i)                                               7.50         08/15/2036         2,969,248
  5,170,000  UNITEDHEALTH GROUP INCORPORATED                                         6.88         02/15/2038         5,650,350
                                                                                                                    13,753,686
                                                                                                                --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 0.11%
  2,750,000  CAREFUSION CORPORATION                                                  4.13         08/01/2012         2,866,936
                                                                                                                --------------
METAL MINING: 0.17%
  4,526,000  SOUTHERN COPPER CORPORATION                                             6.75         04/16/2040         4,493,313
                                                                                                                --------------
MOTION PICTURES: 0.16%
  2,450,000  DISCOVERY COMMUNICATIONS LLC                                            5.05         06/01/2020         2,448,104
  1,675,000  DISCOVERY COMMUNICATIONS LLC                                            6.35         06/01/2040         1,686,234
                                                                                                                     4,134,338
                                                                                                                --------------

                   Wells Fargo Advantage Master Portfolios 123


Portfolio of Investments--May 31, 2010

TOTAL RETURN BOND PORTFOLIO

 PRINCIPAL   SECURITY NAME                                                      INTEREST RATE   MATURITY DATE        VALUE
-----------  -----------------------------------------------------------------  -------------  ---------------  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.18%
$ 4,060,000  AMERICAN EXPRESS COMPANY                                                7.25%        05/20/2014    $    4,606,318
  9,195,000  CITIGROUP INCORPORATED                                                  1.88         10/22/2012         9,315,022
  4,310,000  CREDIT SUISSE NEW YORK                                                  6.00         02/15/2018         4,399,161
  5,740,000  JPMORGAN CHASE BANK NATIONAL SERIES BKNT                                6.00         10/01/2017         6,131,858
  4,815,000  JPMORGAN CHASE CAPITAL XXV                                              6.80         10/01/2037         4,656,885
  1,865,000  PRIVATE EXPORT FUNDING CORPORATION                                      3.05         10/15/2014         1,927,660
                                                                                                                    31,036,904
                                                                                                                --------------
OIL & GAS EXTRACTION: 0.44%
  3,580,000  ANADARKO PETROLEUM CORPORATION                                          6.45         09/15/2036         3,389,437
  5,144,000  VALERO ENERGY CORPORATION                                               9.38         03/15/2019         6,091,530
  1,655,000  XTO ENERGY INCORPORATED                                                 6.75         08/01/2037         1,965,931
                                                                                                                    11,446,898
                                                                                                                --------------
PIPELINES: 0.88%
  1,925,000  ENERGY TRANSFER PARTNERS LP                                             8.50         04/15/2014         2,246,571
  4,735,000  ENERGY TRANSFER PARTNERS LP                                             9.00         04/15/2019         5,575,178
  3,800,000  KINDER MORGAN ENERGY PARTNERS LP                                        6.55         09/15/2040         3,741,320
  8,095,000  ROCKIES EXPRESS PIPELINE++                                              3.90         04/15/2015         7,963,999
  3,570,000  ROCKIES EXPRESS PIPELINE++                                              5.63         04/15/2020         3,523,012
                                                                                                                    23,050,080
                                                                                                                --------------
RAILROAD TRANSPORTATION: 0.15%
  3,800,000  BURLINGTON NORTHERN SANTA FE LLC                                        5.75         05/01/2040         3,816,237
                                                                                                                --------------
REAL ESTATE: 0.23%
  3,580,000  WEA FINANCE LLC++                                                       7.50         06/02/2014         4,064,671
  1,655,000  WEA FINANCE LLC++                                                       7.13         04/15/2018         1,835,534
                                                                                                                     5,900,205
                                                                                                                --------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.39%
  2,320,000  KILROY REALTY LP++                                                      6.63         06/01/2020         2,315,706
  1,845,000  MACK-CALI REALTY CORPORATION                                            7.75         08/15/2019         2,134,143
  5,725,000  RECKSON OPERATING PARTNERSHIP++                                         7.75         03/15/2020         5,876,598
                                                                                                                    10,326,447
                                                                                                                --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.21%
  2,925,000  BEAR STEARNS COMPANIES INCORPORATED SERIES MTN                          6.95         08/10/2012         3,212,378
    926,000  GOLDMAN SACHS CAPITAL II                                                5.79         12/29/2049           708,390
  2,067,000  GOLDMAN SACHS GROUP INCORPORATED                                        6.75         10/01/2037         1,935,245
  7,592,000  LAZARD GROUP LLC                                                        7.13         05/15/2015         8,039,328
  7,032,000  LAZARD GROUP LLC                                                        6.85         06/15/2017         7,241,392
  8,525,000  MORGAN STANLEY                                                          5.50         01/26/2020         8,072,237
  2,510,000  MORGAN STANLEY SERIES MTN                                               5.95         12/28/2017         2,502,304
                                                                                                                    31,711,274
                                                                                                                --------------
TELECOMMUNICATIONS: 0.57%
  3,715,000  AMERICA MOVIL SAB DE CV++                                               6.13         03/30/2040         3,571,716
  2,675,000  CELLCO PARTNERSHIP / VERIZON WIRELESS CAPITAL LLC                       8.50         11/15/2018         3,344,582
  8,455,000  TELEFONICA EMISIONES SAU                                                5.13         04/27/2020         8,156,319
                                                                                                                    15,072,617
                                                                                                                --------------

                   124 Wells Fargo Advantage Master Portfolios


                                          Portfolio of Investments--May 31, 2010

TOTAL RETURN BOND PORTFOLIO

 PRINCIPAL   SECURITY NAME                                                      INTEREST RATE   MATURITY DATE        VALUE
-----------  -----------------------------------------------------------------  -------------  ---------------  --------------
TOBACCO PRODUCTS: 0.36%
$ 6,210,000  ALTRIA GROUP INCORPORATED                                               9.70%        11/10/2018    $    7,529,507
  1,540,000  ALTRIA GROUP INCORPORATED                                              10.20         02/06/2039         1,988,956
                                                                                                                     9,518,463
                                                                                                                --------------
TOTAL CORPORATE BONDS & NOTES (COST $393,881,687)                                                                  402,812,247
                                                                                                                --------------
YANKEE CORPORATE BONDS: 7.38%
 12,540,000  ACHMEA HYPOTHEEKBANK NV++                                               3.20         11/03/2014        12,709,277
  4,306,000  AMERICA MOVIL SAB DE CV++                                               5.00         10/16/2019         4,304,786
  6,285,000  BANCO MACRO SA++                                                        5.50         07/12/2020         6,096,450
  1,915,000  BARCLAYS BANK PLC SERIES 1                                              5.00         09/22/2016         1,892,102
  3,475,000  BRITISH SKY BROADCASTING GROUP PLC++                                    9.50         11/15/2018         4,463,290
  1,870,000  BRITISH TELECOM PLC                                                     9.63         12/15/2030         2,336,810
  4,500,000  COMMONWEALTH BANK OF AUSTRALIA++                                        3.75         10/15/2014         4,585,995
  4,525,000  COMMONWEALTH BANK OF AUSTRALIA++                                        5.00         10/15/2019         4,587,938
  3,980,000  COMMONWEALTH BANK OF AUSTRALIA++                                        5.00         03/19/2020         3,963,559
  3,790,000  CREDIT SUISSE AG                                                        5.40         01/14/2020         3,705,320
  2,000,000  ENEL FINANCE INTERNATIONAL SA++                                         6.00         10/07/2039         1,864,060
  2,765,000  EXPORT-IMPORT BANK OF KOREA                                             5.50         10/17/2012         2,934,495
  4,505,000  EXPORT-IMPORT BANK OF KOREA                                             5.88         01/14/2015         4,815,169
  2,925,000  FRANCE TELECOM SA                                                       7.75         03/01/2011         3,067,228
  4,430,000  GRUPO TELEVISA SA                                                       6.63         01/15/2040         4,434,722
  2,695,000  HSBC HOLDINGS PLC                                                       6.80         06/01/2038         2,830,922
  2,525,000  HUSKY ENERGY INCORPORATED                                               5.90         06/15/2014         2,776,399
 11,130,000  HUTCHISON WHAMPOA INTERNATIONAL LIMITED++                               4.63         09/11/2015        11,395,406
  6,660,000  KOMMUNALBANKEN AS++                                                     2.75         05/05/2015         6,707,026
  4,215,000  KOREA DEVELOPMENT BANK                                                  4.38         08/10/2015         4,197,179
  7,630,000  NIBC BANK NV++                                                          2.80         12/02/2014         7,658,887
  3,340,000  NIBC BANK NV                                                            4.88         11/19/2019         3,327,919
  4,730,000  NORDEA BANK AB++                                                        2.50         11/13/2012         4,802,099
  5,790,000  NORDEA BANK AB++                                                        3.70         11/13/2014         5,821,556
  1,360,000  PETRO CANADA                                                            6.80         05/15/2038         1,469,189
  2,635,000  PETROBRAS INTERNATIONAL FINANCE COMPANY                                 6.88         01/20/2040         2,644,349
  2,885,000  PETROBRAS INTERNATIONAL FINANCE COMPANY                                 7.88         03/15/2019         3,263,855
  4,630,000  RAS LAFFAN LIQUEFIED NATURAL GAS COMPANY LIMITED III++                  4.50         09/30/2012         4,776,039
  5,000,000  RAS LAFFAN LIQUEFIED NATURAL GAS COMPANY LIMITED III++                  5.50         09/30/2014         5,342,775
  4,525,000  RIO TINTO FINANCE USA LIMITED                                           5.88         07/15/2013         4,939,906
  3,770,000  RIO TINTO FINANCE USA LIMITED                                           9.00         05/01/2019         4,764,711
  1,195,000  ROGERS CABLE INCORPORATED                                               5.50         03/15/2014         1,307,041
  7,842,000  ROGERS WIRELESS INCORPORATED                                            6.38         03/01/2014         8,814,973
  3,230,000  SUNCOR ENERGY INCORPORATED                                              6.50         06/15/2038         3,370,321
 10,400,000  SWEDISH EXPORT CREDIT                                                   3.25         09/16/2014        10,765,508
  3,735,000  TELEFONICA EMISIONES SAU                                                5.98         06/20/2011         3,897,995
  2,450,000  THOMSON REUTERS CORPORATION                                             5.95         07/15/2013         2,718,023
  4,330,000  TOTAL CAPITAL SA                                                        3.13         10/02/2015         4,389,252
  3,085,000  VALE OVERSEAS LIMITED                                                   6.88         11/10/2039         3,072,830
  3,805,000  WESTFIELD GROUP++                                                       5.40         10/01/2012         4,034,331
  8,485,000  WESTPAC BANKING CORPORATION                                             2.25         11/19/2012         8,525,694
TOTAL YANKEE CORPORATE BONDS (COST $188,780,940)                                                                   193,375,386
                                                                                                                --------------

                   Wells Fargo Advantage Master Portfolios 125


Portfolio of Investments--May 31, 2010

TOTAL RETURN BOND PORTFOLIO

 PRINCIPAL   SECURITY NAME                                                      INTEREST RATE   MATURITY DATE        VALUE
-----------  -----------------------------------------------------------------  -------------  ---------------  --------------
YANKEE GOVERNMENT BONDS: 0.93%
$ 8,290,000  PROVINCE OF ONTARIO CANADA                                              4.10%        06/16/2014    $    8,831,619
  3,620,000  PROVINCE OF ONTARIO CANADA                                              4.40         04/14/2020         3,718,174
  3,400,000  RUSSIAN FOREIGN BOND++                                                  3.63         04/29/2015         3,252,100
  1,840,000  SOCIETE FINANCEMENT DE L'ECONOMIE FRANCAISE++                           2.88         09/22/2014         1,877,610
  1,865,000  STATE OF QATAR++                                                        4.00         01/20/2015         1,911,625
  4,525,000  STATE OF QATAR++                                                        6.40         01/20/2040         4,683,375
TOTAL YANKEE GOVERNMENT BONDS (COST $23,876,418)                                                                    24,274,503
                                                                                                                --------------
MUNICIPAL BONDS & NOTES: 0.61%
  3,290,000  CALIFORNIA STATE BUILD AMERICA BONDS (PROPERTY TAX REVENUE)             7.30         10/01/2039         3,416,040
  1,200,000  CALIFORNIA STATE BUILD AMERICA BONDS (PROPERTY TAX REVENUE)             7.63         03/01/2040         1,299,336
  4,710,000  CLARK COUNTY NV SERIES C BUILD AMERICA BONDS(PORT, AIRPORT &
                MARINA  REVENUE)                                                     6.82         07/01/2045         5,517,671
  3,490,000  LOS ANGELES CA USD BUILD AMERICA BONDS (PROPERTY TAX REVENUE)           6.76         07/01/2034         3,811,638
  1,878,000  NORTH TEXAS TOLLWAY BUILD AMERICA BONDS (TOLL ROAD REVENUE)             6.72         01/01/2049         2,026,963
TOTAL MUNICIPAL BONDS & NOTES (COST $14,803,259)                                                                    16,071,648
                                                                                                                --------------
US TREASURY SECURITIES: 20.79%
US TREASURY BONDS: 4.54%
  1,434,000  US TREASURY BOND                                                        8.88         02/15/2019         2,063,728
 33,831,000  US TREASURY BOND<<                                                      3.63         02/15/2020        34,700,558
  2,950,000  US TREASURY BOND                                                        7.13         02/15/2023         3,959,915
 32,260,000  US TREASURY BOND<<                                                      5.38         02/15/2031        38,107,125
 12,029,000  US TREASURY BOND<<                                                      4.25         05/15/2039        12,077,862
  8,348,000  US TREASURY BOND                                                        4.38         11/15/2039         8,556,700
 17,940,000  US TREASURY BOND                                                        4.63         02/15/2040        19,156,547
    421,000  US TREASURY BOND                                                        4.38         05/15/2040           432,316
                                                                                                                   119,054,751
                                                                                                                --------------
US TREASURY NOTES: 16.25%
  3,694,000  US TREASURY NOTE                                                        0.75         05/31/2012         3,691,710
 30,722,000  US TREASURY NOTE                                                        1.38         02/15/2013        30,890,019
 56,545,000  US TREASURY NOTE<<                                                      1.38         03/15/2013        56,845,254
  1,222,000  US TREASURY NOTE                                                        1.75         04/15/2013         1,240,232
131,530,000  US TREASURY NOTE                                                        1.38         05/15/2013       132,033,760
 35,390,000  US TREASURY NOTE                                                        1.88         02/28/2014        35,652,665
    253,000  US TREASURY NOTE                                                        2.50         03/31/2015           258,376
  2,522,000  US TREASURY NOTE<<                                                      2.50         04/30/2015         2,572,833
 91,262,000  US TREASURY NOTE                                                        2.00         05/31/2015        91,376,078
  1,872,000  US TREASURY NOTE                                                        2.75         11/30/2016         1,878,728
  2,694,000  US TREASURY NOTE                                                        3.13         04/30/2017         2,759,666
 51,205,000  US TREASURY NOTE<<                                                      3.63         08/15/2019        52,601,156
 13,730,000  US TREASURY NOTE                                                        3.50         05/15/2020        13,957,369
                                                                                                                   425,757,846
                                                                                                                --------------
TOTAL US TREASURY SECURITIES (COST $538,938,010)                                                                   544,812,597
                                                                                                                --------------
SHORT-TERM INVESTMENTS: 11.31%
CORPORATE BONDS & NOTES: 0.37%
  4,471,178  GRYPHON FUNDING LIMITED(i)(a)(v)                                        0.00         08/05/2010         1,825,582
 14,157,652  VFNC CORPORATION+/-++(i)(a)(v)                                          0.35         09/30/2010         7,928,285
                                                                                                                     9,753,867
                                                                                                                --------------

                   126 Wells Fargo Advantage Master Portfolios


                                          Portfolio of Investments--May 31, 2010

TOTAL RETURN BOND PORTFOLIO

   SHARES    SECURITY NAME                                                          YIELD                            VALUE
-----------  -----------------------------------------------------------------  -------------                   --------------
INVESTMENT COMPANIES: 10.94%
 105,661,979  WELLS FARGO ADVANTAGE CASH INVESTMENT FUND(l)(u)~                      0.17%                      $  105,661,979
 181,045,730  WELLS FARGO SECURITIES LENDING CASH INVESTMENTS LLC(l)(v)(u)           0.30                          181,045,730
                                                                                                                   286,707,709
                                                                                                                --------------
TOTAL SHORT-TERM INVESTMENTS (COST $294,028,457)                                                                   296,461,576
                                                                                                                --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $3,054,273,045)*                                                  118.56%                                  3,107,347,869
OTHER ASSETS AND LIABILITIES, NET                                       (18.56)                                   (486,442,283)
                                                                        ------                                  --------------
TOTAL NET ASSETS                                                        100.00%                                 $2,620,905,586
                                                                        ------                                  --------------

  PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
------------                                                                    -------------  ---------------
SHORT SALES
TBA SALE COMMITMENTS: (0.65%)
$(15,700,000) FNMA%%                                                                 6.00         06/01/2040       (16,909,387)
                                                                                                                --------------
 TOTAL TBA SALE COMMITMENTS (PROCEEDS RECEIVED $(16,765,266))                                                   $  (16,909,387)
                                                                                                                --------------

----------
%%   Securities issued on a when-issued (TBA) basis.

+/-  Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

ss These securities are subject to a demand feature which reduces the effective maturity.

(l)  Investment in an affiliate.

(i)  Illiquid security (unaudited).

<<   All or a portion of this security is on loan.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(v) Security represents investment of cash collateral received from securities on loan.

(u)  Rate shown is the 7-day annualized yield at period end.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

* Cost for federal income tax purposes is $3,058,362,635 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 59,040,393
Gross unrealized depreciation    (10,055,159)
                                ------------
Net unrealized appreciation     $ 48,985,234

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 127


Statements of Assets and Liabilities--May 31, 2010

                                                                    Inflation-      Managed                          Total
                                                                    Protected        Fixed          Stable          Return
                                                                       Bond          Income         Income           Bond
                                                                    Portfolio      Portfolio       Portfolio       Portfolio
                                                                   ------------   ------------   ------------   --------------
ASSETS
   Investments
      In unaffiliated securities, at value (including securities
         on loan) ..............................................   $137,382,667   $429,241,697   $225,537,668   $2,820,640,160
      In affiliated securities, at value .......................      2,818,977     44,753,187     22,095,111      286,707,709
                                                                   ------------   ------------   ------------   --------------
   Total investments, at value (see cost below) ................    140,201,644    473,994,884    247,632,779    3,107,347,869
   Cash ........................................................              0              0          1,882          100,000
   Receivable for investments sold .............................              0     28,773,337         14,246    1,224,786,500
   Receivable for interest .....................................        857,080      4,118,334        940,094       16,654,023
   Receivable for securities lending income ....................              0          3,429              0           37,582
   Unrealized gain on credit default swap transactions .........              0              0              0          106,027
                                                                   ------------   ------------   ------------   --------------
Total assets ...................................................    141,058,724    506,889,984    248,589,001    4,349,032,001
                                                                   ------------   ------------   ------------   --------------
LIABILITIES
   TBA sale commitments, at value ..............................              0              0              0       16,909,387
   Due to custodian ............................................              0              0              0        3,484,964
   Payable for investments purchased ...........................              0     36,156,467              0    1,517,246,351
   Payable upon receipt of securities loaned ...................      3,267,645     22,416,104      1,317,792      188,598,533
   Payable to investment advisor and affiliates ................         48,269        144,789         79,200          877,199
   Unrealized loss on credit default swap transactions .........              0              0              0          569,781
   Premium received on credit default swap transactions ........              0              0              0          134,626
   Accrued expenses and other liabilities ......................         36,657         25,542         23,285          305,574
                                                                   ------------   ------------   ------------   --------------
Total liabilities ..............................................      3,352,571     58,742,902      1,420,277    1,728,126,415
                                                                   ------------   ------------   ------------   --------------
TOTAL NET ASSETS ...............................................   $137,706,153   $448,147,082   $247,168,724   $2,620,905,586
                                                                   ------------   ------------   ------------   --------------
Investments, at cost ...........................................   $133,903,943   $485,270,391   $264,884,726   $3,054,273,045
                                                                   ------------   ------------   ------------   --------------
Securities on loan, at value ...................................   $  2,022,365   $ 21,401,527   $    730,897   $  177,320,885
                                                                   ------------   ------------   ------------   --------------
Proceeds received on TBA sale commitments ......................   $          0   $          0   $          0   $   16,765,266
                                                                   ------------   ------------   ------------   --------------

The accompanying notes are an integral part of these financial statements.

                   128 Wells Fargo Advantage Master Portfolios


                       Statements of Operations--For the Year Ended May 31, 2010

                                                                          Inflation-     Managed                       Total
                                                                          Protected       Fixed         Stable        Return
                                                                             Bond         Income        Income         Bond
                                                                          Portfolio     Portfolio     Portfolio      Portfolio
                                                                         -----------   -----------   -----------   ------------
INVESTMENT INCOME
   Interest ..........................................................   $ 5,840,795   $18,912,411   $ 7,101,959   $106,315,598
   Income from affiliated securities .................................         2,591        69,960        81,854        345,672
   Securities lending, net ...........................................        26,670        39,741           689        588,736
                                                                         -----------   -----------   -----------   ------------
Total investment income ..............................................     5,870,056    19,022,112     7,184,502    107,250,006
                                                                         -----------   -----------   -----------   ------------
EXPENSES
   Advisory fees .....................................................       591,421     1,890,714     1,250,250      9,521,655
   Custody fees ......................................................        15,838        49,938        37,568        234,244
   Professional fees .................................................        32,259        46,139        41,464         42,336
   Shareholder reports ...............................................           995         1,490         1,598          1,380
   Trustees' fees ....................................................        13,452        13,452        13,452         13,452
   Other fees and expenses ...........................................         2,080         6,574         6,292        103,941
                                                                         -----------   -----------   -----------   ------------
Total expenses .......................................................       656,045     2,008,307     1,350,624      9,917,008
                                                                         -----------   -----------   -----------   ------------
LESS
   Waived fees and/or reimbursed expenses ............................       (11,176)     (195,852)     (103,491)    (1,008,753)
   Net expenses ......................................................       644,869     1,812,455     1,247,133      8,908,255
                                                                         -----------   -----------   -----------   ------------
Net investment income ................................................     5,225,187    17,209,657     5,937,369     98,341,751
                                                                         -----------   -----------   -----------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Unaffiliated securities ...........................................     1,312,431      (263,990)   13,604,095)   122,988,159
   Futures transactions ..............................................       (25,012)      201,695             0              0
   Credit default swap transactions ..................................             0             0             0        264,609
                                                                         -----------   -----------   -----------   ------------
Net realized gain (loss) from investments ............................     1,287,419       (62,295)   13,604,095)   123,252,768
                                                                         -----------   -----------   -----------   ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Unaffiliated securities ...........................................     6,257,930    50,653,985    38,247,222     38,580,145
   Futures transactions ..............................................         8,300        56,055             0              0
   Credit default swap transactions ..................................             0             0             0       (527,435)
   TBA sale commitments ..............................................             0             0             0        142,891
                                                                         -----------   -----------   -----------   ------------
Net change in unrealized appreciation (depreciation) of investments ..     6,266,230    50,710,040    38,247,222     38,195,601
                                                                         -----------   -----------   -----------   ------------
Net realized and unrealized gain (loss) on investments ...............     7,553,649    50,647,745    24,643,127    161,448,369
                                                                         -----------   -----------   -----------   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................   $12,778,836   $67,857,402   $30,580,496   $259,790,120
                                                                         -----------   -----------   -----------   ------------

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                  130 Wells Fargo Advantage Master Portfolios


                                             Statements of Changes in Net Assets

                                                                                    INFLATION-PROTECTED BOND
                                                                                            PORTFOLIO
                                                                                  ----------------------------
                                                                                     For the        For the
                                                                                   Year Ended      Year Ended
                                                                                  May 31, 2010    May 31, 2009
                                                                                  ------------   -------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .......................................................   $145,129,236   $ 167,675,358
OPERATIONS
   Net investment income ......................................................      5,225,187       2,490,876
   Net realized gain (loss) on investments ....................................      1,287,419      (1,697,743)
   Net change in unrealized appreciation (depreciation) of investments ........      6,266,230      (3,460,694)
                                                                                  ------------   -------------
Net increase (decrease) in net assets resulting from operations ...............     12,778,836      (2,667,561)
                                                                                  ------------   -------------
CAPITAL SHARES TRANSACTIONS
TRANSACTIONS IN INVESTOR'S BENEFICIAL INTERESTS
   Contributions ..............................................................     46,961,891      84,069,763
   Withdrawals ................................................................    (67,163,810)   (103,948,324)
                                                                                  ------------   -------------
Net increase (decrease) from transactions in investor's beneficial interests ..    (20,201,919)    (19,878,561)
                                                                                  ------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................     (7,423,083)    (22,546,122)
                                                                                  ------------   -------------
ENDING NET ASSETS .............................................................   $137,706,153   $ 145,129,236
                                                                                  ------------   -------------

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 131


Statements of Changes in Net Assets

         MANAGED FIXED
       INCOME PORTFOLIO            STABLE INCOME PORTFOLIO         TOTAL RETURN BOND PORTFOLIO
-----------------------------   -----------------------------   --------------------------------
   For the         For the          For the        For the           For the          For the
  Year Ended      Year Ended      Year Ended      Year Ended       Year Ended       Year Ended
 May 31, 2010    May 31, 2009    May 31, 2010    May 31, 2009     May 31, 2010     May 31, 2009
-------------   -------------   -------------   -------------   ---------------   --------------

$ 493,483,921   $ 774,310,509   $ 374,557,430   $ 511,549,484   $ 1,961,888,535   $1,816,941,206

   17,209,657      29,733,980       5,937,369      16,223,725        98,341,751       83,821,020
      (62,295)     (7,235,567)    (13,604,095)         22,767       123,252,768       (5,288,852)
   50,710,040     (37,824,215)     38,247,222     (30,740,368)       38,195,601       28,319,322
-------------   -------------   -------------   -------------   ---------------   --------------
   67,857,402     (15,325,802)     30,580,496     (14,493,876)      259,790,120      106,851,490
-------------   -------------   -------------   -------------   ---------------   --------------


  178,159,889     287,118,178      52,372,301      65,645,782     1,458,739,298      624,285,153
 (291,354,130)   (552,618,964)   (210,341,503)   (188,143,960)   (1,059,512,367)    (586,189,314)
-------------   -------------   -------------   -------------   ---------------   --------------
 (113,194,241)   (265,500,786)   (157,969,202)   (122,498,178)      399,226,931       38,095,839
-------------   -------------   -------------   -------------   ---------------   --------------
  (45,336,839)   (280,826,588)   (127,388,706)   (136,992,054)      659,017,051      144,947,329
-------------   -------------   -------------   -------------   ---------------   --------------
$ 448,147,082   $ 493,483,921   $ 247,168,724   $ 374,557,430   $ 2,620,905,586   $1,961,888,535
-------------   -------------   -------------   -------------   ---------------   --------------

                  132 Wells Fargo Advantage Master Portfolios


                                                            Financial Highlights

                                         Ratio to Average Net Assets
                                                 (Annualized)
                                     ------------------------------------               Portfolio
                                     Net Investment     Gross       Net       Total     Turnover
                                         Income       Expenses   Expenses   Return(1)    Rate(2)
                                     --------------   --------   --------   ---------   ---------
INFLATION-PROTECTED BOND PORTFOLIO
June 1, 2009 to May 31, 2010              3.53%         0.45%      0.44%      8.28%         31%
June 1, 2008 to May 31, 2009              1.70%         0.45%      0.37%     (1.33)%        53%
June 1, 2007 to May 31, 2008              5.78%         0.48%      0.40%     12.78%         40%
June 1, 2006 to May 31, 2007              4.39%         0.49%      0.34%      4.31%         37%
July 25, 2005(3) to May 31, 2006          4.29%         0.52%      0.52%     (1.77)%        47%

MANAGED FIXED INCOME PORTFOLIO
June 1, 2009 to May 31, 2010              3.64%         0.42%      0.38%     14.58%         59%
June 1, 2008 to May 31, 2009              5.09%         0.43%      0.34%     (1.72)%       132%
June 1, 2007 to May 31, 2008              5.23%         0.46%      0.30%      4.24%         32%
June 1, 2006 to May 31, 2007              5.23%         0.45%      0.27%      6.72%         30%
June 1, 2005 to May 31, 2006              5.02%         0.45%      0.19%      0.12%         25%

STABLE INCOME PORTFOLIO
June 1, 2009 to May 31, 2010              1.90%         0.43%      0.40%      9.94%         10%
June 1, 2008 to May 31, 2009              3.74%         0.43%      0.42%     (2.73)%         7%
June 1, 2007 to May 31, 2008              4.67%         0.47%      0.33%      0.78%         22%
June 1, 2006 to May 31, 2007              4.67%         0.47%      0.37%      5.30%         21%
June 1, 2005 to May 31, 2006              4.29%         0.47%      0.44%      2.91%         23%

TOTAL RETURN BOND PORTFOLIO
June 1, 2009 to May 31, 2010              3.78%         0.38%      0.34%     10.87%        638%
June 1, 2008 to May 31, 2009              4.92%         0.40%      0.39%      6.58%        633%
June 1, 2007 to May 31, 2008              5.05%         0.42%      0.40%      6.72%        572%
June 1, 2006 to May 31, 2007              5.02%         0.42%      0.39%      6.76%        665%
July 25, 2005(3) to May 31, 2006          4.44%         0.43%      0.43%     (0.16)%       704%

----------
(1.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(2.) Portfolio turnover rates presented for periods of less than one year are not annualized.

(3.) Commencement of operations.

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Master Portfolios 133


Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Master Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the following funds: Wells Fargo Advantage Inflation-Protected Bond Portfolio ("Inflation-Protected Bond Portfolio"), Wells Fargo Advantage Managed Fixed Income Portfolio ("Managed Fixed Income Portfolio"), Wells Fargo Advantage Stable Income Portfolio ("Stable Income Portfolio") and Wells Fargo Advantage Total Return Bond Portfolio ("Total Return Bond Portfolio") (each, a "Fund", collectively, the "Funds"). Each Fund is a diversified series of the Trust, a Delaware statutory trust organized on March 10, 1999.

Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end investment management companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

                  134 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

SECURITY LOANS

The Funds may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. A Fund continues to receive interest or dividends on the securities loaned. A Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, a Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Funds lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with their securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the "Cash Collateral Fund"). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC ("Funds Management") and is sub-advised by Wells Capital Management Incorporated ("Wells Capital Management"). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-advisor. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Prior to April 1, 2010, Wells Fargo Bank, N.A. acted as the securities lending agent for the Funds and was entitled to receive for its services 25% of the revenues earned on the securities lending activities. For the year ended May 31, 2010, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. had the impact of increasing securities lending income on the Statements of Operations. The value of the securities on loan and the liability to return the collateral are shown on the Statements of Assets and Liabilities.

WHEN-ISSUED TRANSACTIONS

Each Fund may purchase securities on a forward commitment or 'when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

TERM LOANS

The Funds may invest in term loans. A Fund records an investment when the borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower. There could be potential loss to the Fund in the event of default by the borrower.

FUTURES CONTRACTS

Certain Funds may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

                  Wells Fargo Advantage Master Portfolios 135


Notes to Financial Statements

TBA SALE COMMITMENTS

A Fund may enter into To Be Announced ("TBA") sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Securities valuation". The contract is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

INFLATION-INDEXED BONDS AND TIPS

Certain Funds may invest in inflation-indexed bonds, including Treasury Inflation-Protected Securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

CREDIT DEFAULT SWAPS

Certain Funds may be subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name's weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund's exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

                  136 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

MORTGAGE DOLLAR ROLL TRANSACTIONS

The Funds may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association
(GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Funds account for the dollar roll transactions as purchases and sales.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of May 31, 2010, the following Funds owned certain of these types of structured securities in the amounts shown in the table. These securities were originally purchased by the Funds' securities lending agent on behalf of the Funds through a joint account with cash collateral received by the Funds pursuant to loans of the Funds' securities. Although considered high-quality, short-term money market instruments when originally purchased by the securities lending agent through the joint account, the SIVs have been restructured following default and are valued at fair value as shown in the Portfolio of Investments.

                                      Restructured
                                     SIVs ($ Value)   % of Net Assets
                                     --------------   ---------------
INFLATION-PROTECTED BOND PORTFOLIO     $1,555,707           1.13
MANAGED FIXED INCOME PORTFOLIO            757,438           0.17
STABLE INCOME PORTFOLIO                   725,511           0.29
TOTAL RETURN BOND PORTFOLIO             9,753,867           0.37

In a securities lending transaction, the net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Thus, the current net asset value of each Fund reflects the current valuations assigned to the restructured SIVs that were purchased on its behalf through the investment of cash collateral. Fluctuations in the values of restructured SIVs generate unrealized gains or losses for a Fund, which are reflected in the Fund's Statement of Assets and Liabilities.

                   Wells Fargo Advantage Master Portfolios 137


Notes to Financial Statements

The amount of securities lending activity undertaken by a Fund fluctuates from time to time. After the occurrence of a default or impairment of a SIV purchased in a joint account by the securities lending agent, as the various participating Funds' lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired SIVs fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various Funds' ratable exposure to the defaulted or impaired SIVs, the adviser to the Funds recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired SIVs among all funds participating in securities lending ("side pocketing") based on each Fund's percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Fund's ownership of defaulted or impaired SIVs in the joint account based on each such Fund's percentage ownership of the joint account as of such date.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

FEDERAL AND OTHER TAXES

Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, and gains have been distributed by the Fund.

Each Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2010, the inputs used in valuing the Fund's assets, which are carried at fair value, were as follows:

                                                     Significant Other       Significant
                                     Quoted Prices   Observable Inputs   Unobservable Inputs
INVESTMENTS IN SECURITIES              (Level 1)         (Level 2)            (Level 3)            Total
----------------------------------   -------------   -----------------   -------------------   ------------
INFLATION-PROTECTED BOND PORTFOLIO
   Corporate bonds and notes          $          0       $        0           $1,555,707       $  1,555,707
   U.S. Treasury obligations           135,776,963           49,997                    0        135,826,960
   Investment companies                    755,977        2,063,000                    0          2,818,977
                                      $136,532,940       $2,112,997           $1,555,707       $140,201,644

                   138 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

                                                         Significant Other       Significant
                                         Quoted Prices   Observable Inputs   Unobservable Inputs
INVESTMENTS IN SECURITIES                  (Level 1)         (Level 2)            (Level 3)             Total
--------------------------------------   -------------   -----------------   -------------------   --------------
MANAGED FIXED INCOME PORTFOLIO
   Asset-backed securities                $          0     $   42,097,693         $        0       $   42,097,693
   Collateralized mortgage obligations               0         82,351,404                  0           82,351,404
   Corporate bonds and notes                         0        117,898,292            757,438          118,655,730
   Yankee corporate bonds                            0         10,010,798                  0           10,010,798
   Yankee government bonds                           0          1,731,168                  0            1,731,168
   Term loans                                        0          2,655,225                  0            2,655,225
   Agency securities                                 0         66,674,860                  0           66,674,860
   Municipal bonds                                   0         50,461,541                  0           50,461,541
   U.S. Treasury obligations                54,603,278                  0                  0           54,603,278
   Investment companies                     22,923,597         21,829,590                  0           44,753,187
                                          $ 77,526,875     $  395,710,571         $  757,438       $  473,994,884
STABLE INCOME PORTFOLIO
   Asset-backed securities                $          0     $   57,153,289         $        0       $   57,153,289
   Collateralized mortgage obligations               0         71,640,092                  0           71,640,092
   Corporate bonds and notes                         0         23,298,555            725,511           24,024,066
   Loan Participation                                0            757,739                  0              757,739
   Agency securities                                 0         61,721,751                  0           61,721,751
   Municipal bonds                                   0         10,240,731                  0           10,240,731
   Investment companies                     21,339,111            756,000                  0           22,095,111
                                          $ 21,339,111     $  225,568,157         $  725,511       $  247,632,779
TOTAL RETURN BOND PORTFOLIO
   Asset backed securities                $          0     $  214,526,862         $        0       $  214,526,862
   Collateralized mortgage obligations               0        620,854,046                  0          620,854,046
   Corporate bonds and notes                         0        402,812,247          9,753,867          412,566,114
   Yankee corporate bonds                            0        193,375,386                  0          193,375,386
   Yankee government bonds                           0         24,274,503                  0           24,274,503
   Agency securities                                 0        794,159,004                  0          794,159,004
   Municipal bonds                                   0         16,071,648                  0           16,071,648
   U.S. Treasury obligations               544,812,597                  0                  0          544,812,597
   Investment companies                    105,661,979        181,045,730                  0          286,707,709
                                          $650,474,576     $2,447,119,426         $9,753,867       $3,107,347,869

Further details on the major security types listed above can be found in the each Fund's Portfolio of Investments.

As of May 31, 2010, the inputs used in valuing other financial instruments, which are carried at fair value, were as follows:

                                                         Significant Other       Significant
                                         Quoted Prices   Observable Inputs   Unobservable Inputs
                                           (Level 1)         (Level 2)            (Level 3)           Total
                                         -------------   -----------------   -------------------   ----------
TOTAL RETURN BOND PORTFOLIO
   Credit default swaps*                       $0            $(598,380)               $0           $(598,380)

* The value of swap contracts consists of unrealized gains/losses and premiums received on swap contracts as reflected on the Statement of Assets and Liabilities.

As of May 31, 2010, the inputs used in valuing TBA sale commitments, which are carried at their value, were as follows:

                                                         Significant Other       Significant
                                         Quoted Prices   Observable Inputs   Unobservable Inputs
                                           (Level 1)         (Level 2)            (Level 3)           Total
                                         -------------   -----------------   -------------------   -------------
TOTAL RETURN BOND PORTFOLIO
   TBA sale commitments                        $0          $(16,909,387)              $0           $(16,909,387)

                   Wells Fargo Advantage Master Portfolios 139


Notes to Financial Statements

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

INFLATION-PROTECTED BOND PORTFOLIO

                                                                 CORPORATE BONDS
                                                                    AND NOTES
                                                                 ---------------
BALANCE AS OF MAY 31, 2009                                         $ 1,296,489
Realized gain (loss)                                                (1,042,980)
Change in unrealized appreciation (depreciation)                       458,196
Net purchases (sales)                                                  844,002
Net transfer in (out) of Level 3                                             0
BALANCE AS OF MAY 31, 2010                                         $ 1,555,707
   Change in unrealized appreciation (depreciation) relating to
      securities held at the end of reporting period               $   314,784

MANAGED FIXED INCOME PORTFOLIO

                                                                           COLLATERALIZED    CORPORATE     MUNICIPAL
                                                 AGENCY     ASSET-BACKED      MORTGAGE       BONDS AND     BONDS AND
                                               SECURITIES    SECURITIES     OBLIGATIONS        NOTES         NOTES       TERM LOANS
                                              -----------   ------------   --------------   -----------   -----------   -----------
BALANCE AS OF MAY 31, 2009                    $ 3,087,300   $ 4,045,090      $ 687,039      $1,628,531    $ 6,200,925   $ 1,105,737
   Realized gain (loss)                                 0        57,750          9,495        (507,803)             0        (8,083)
   Change in unrealized
      appreciation (depreciation)                       0             0              0         223,084              0             0
   Net purchases (sales)                                0    (2,310,000)      (696,534)        410,926              0    (1,097,654)
   Net transfer in (out) of Level 3            (3,087,300)   (1,792,840)             0        (997,300)    (6,200,925)            0
BALANCE AS OF MAY 31, 2010                    $         0   $         0      $       0      $  757,438    $         0   $         0
   Change in unrealized appreciation
      (depreciation) relating to securities
       held at the end of reporting period    $         0   $         0      $       0      $  153,260    $         0   $         0

STABLE INCOME PORTFOLIO

                                                                     COLLATERALIZED   CORPORATE
                                                      ASSET-BACKED      MORTGAGE      BONDS AND       LOAN
                                                       SECURITIES      OBLIGATIONS      NOTES     PARTICIPATION
                                                      ------------   --------------   ---------   -------------
BALANCE AS OF MAY 31, 2009                            $ 16,236,619     $ 658,055      $ 604,622    $ 1,924,153
   Realized gain (loss)                                    219,974             0       (486,397)             0
   Change in unrealized appreciation (depreciation)              0             0        213,681              0
   Net purchases (sales)                                (3,750,415)            0        393,605              0
   Net transfer in (out) of Level 3                    (12,706,178)     (658,055)             0     (1,924,153)
BALANCE AS OF MAY 31, 2010                            $          0     $       0      $ 725,511    $         0
   Change in unrealized appreciation
      (depreciation) relating to securities
      held at the end of reporting period             $          0     $       0      $ 146,801    $         0

TOTAL RETURN BOND PORTFOLIO

                                                      COLLATERALIZED    CORPORATE      MORTGAGE
                                                          MORTGAGE      BONDS AND       BACKED
                                                        OBLIGATIONS       NOTES       SECURITIES
                                                      --------------   -----------   -----------
BALANCE AS OF MAY 31, 2009                             $ 12,824,684    $ 8,128,651   $ 3,327,710
   Realized gain (loss)                                    (861,684)    (6,539,216)      411,290
   Change in unrealized appreciation (depreciation)               0      2,872,757             0
   Net purchases (sales)                                (11,963,000)     5,291,675    (3,739,000)
   Net transfer in (out) of Level 3                               0              0             0
BALANCE AS OF MAY 31, 2010                             $          0    $ 9,753,867   $         0
   Change in unrealized appreciation
      (depreciation) relating to securities
      held at the end of reporting period              $          0    $ 1,973,608   $         0

                   140 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is paid an annual advisory fee starting at 0.40% and declining to 0.30% as the average daily net assets of each Fund increase. For the year ended May 31, 2010, the advisory fee was equivalent to an annual rate of 0.40% of each Funds' average daily net assets, except Total Return Bond Portfolio for which the advisory fee was equivalent to an annual rate of 0.366% of its average daily net assets.

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to Inflation-Protected Bond Portfolio and Total Return Bond Portfolio.

Galliard Capital Management Incorporated, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to Managed Fixed Income Portfolio and Stable Income Portfolio.

Funds Management has contractually waived and/or reimbursed advisory fees during the year ended May 31, 2010 to the extent necessary to maintain certain net operating expense ratios for the Funds.

CUSTODY

State Street Bank and Trust Company ("State Street") provides custody and fund accounting services to the Funds. For providing custody services, State Street is entitled to an annual asset-based fee for domestic and global custody services for the Funds. State Street does not receive a fee for its services for fund accounting but is entitled to be reimbursed for an out of pocket expenses reasonably incurred in providing these services.

Prior to November 14, 2009, Wells Fargo Bank, N.A. provided custody services to the Funds and received a monthly fee at an annual rate of 0.02% of the average daily net assets of each Fund. PNC Global Investment Servicing ("PNC") served as fund accountant for the Trust prior to November 14, 2009 but did not receive any fees from the Funds for its services.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended May 31, 2010, were as follows:

                                     Purchases at Cost    Sales Proceeds
                                     -----------------   ---------------
INFLATION-PROTECTED BOND PORTFOLIO    $    45,807,641    $    62,258,417
MANAGED FIXED INCOME PORTFOLIO            257,918,977        314,458,986
STABLE INCOME PORTFOLIO                    27,404,158         79,550,804
TOTAL RETURN BOND PORTFOLIO            17,646,000,179     17,036,667,452

6. DERIVATIVE TRANSACTIONS

As of May 31, 2010, the Managed Fixed Income Portfolio did not have any open futures contracts but had average contract amounts of $10,199,124 in futures contracts during the year ended May 31, 2010. This Fund entered into futures contracts for speculative purposes.

The fair value, realized gains or losses and change in unrealized gains or losses on futures transactions are reflected in the appropriate financial statements.

                   Wells Fargo Advantage Master Portfolios 141


Notes to Financial Statements

During the year ended May 31, 2010, Total Return Bond Portfolio entered into credit default swap contracts for hedging and speculative purposes. At May 31, 2010, the Fund had the following credit default swap contracts outstanding:

Credit default swaps on debt obligations - Buy protection

                                                       Rating of               Fixed  Frequency            Upfront
                                    Reference          Reference             Payments    of                Premium
                                      Debt               Debt       Notional  Made by  Payments  Market      Paid/    Unrealized
Expiration   Counterparty          Obligation         Obligation*    Amount  the Fund    Made     Value   (Received) Gain/(Loss)
---------- ---------------- ------------------------- ----------- ---------- -------- --------- --------  ---------- -----------
3/20/2014  Barclays Capital YUM! Brands Incorporated,
                            6.25%, 03/15/2018##           Baa3    $2,500,000   1.08%  Quarterly $(33,972)      $0     $(33,972)
3/20/2014  Bank of America  McDonald's Corporation,
                            4.125%, 06/01/2013##            A3     2,500,000   0.60%  Quarterly  (18,826)       0      (18,826)

Credit default swaps on debt obligations - Sell protection

                                                                              Fixed
                                                       Rating of             Payments Frequency             Upfront
                                    Reference          Reference             Received    of                 Premium
                                      Debt               Debt       Notional    by    Payments  Market       Paid/    Unrealized
Expiration   Counterparty          Obligation         Obligation*    Amount  the Fund Received    Value    (Received) Gain/(Loss)
---------- ---------------- ------------------------- ----------- ---------- -------- --------- ---------  ---------- -----------
3/20/2014  Barclays Capital Wal-Mart Stores
                            Incorporated,
                            5.875%, 04/05/2027#            Aa2    $5,000,000   0.98%  Quarterly $ 106,027  $       0   $  106,027
3/20/2015  Credit Suisse    FirstEnergy Corporation,
           First Boston     7.375%, 11/15/2031#           Baa3     5,000,000   1.00%  Quarterly  (325,805)  (112,670)   (213,135)
3/20/2015  Credit Suisse    FirstEnergy Corporation,
           First Boston     7.375%, 11/15/2031#           Baa3     5,000,000   1.00%  Quarterly  (325,804)   (21,956)   (303,848)

* Reflects the ratings of a nationally recognized ratings agency at period end. A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium and restructuring may also cause a credit event to take place.

#    The Fund entered into the swap contract for speculative purposes.

##   The Fund entered into the swap contract for hedging purposes.

Total Return Bond Portfolio had an average notional balance on credit default swaps in the amount of $26,904,110 during the year ended May 31, 2010.

The fair value, realized gains or losses and change in unrealized gains or losses on credit default swaps are reflected in the appropriate financial statements.

7. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

8. SUBSEQUENT EVENT

Effective at the close of business on July 9, 2010, Wells Fargo Advantage Total Return Bond Fund acquired the net assets of Wells Fargo Advantage Diversified Bond Fund, Evergreen Core Bond Fund and Evergreen Short Intermediate Bond Fund. The investment securities of the acquired funds were contributed to Total Return Bond Porfolio which is the only investment of Wells Fargo Advantage Total Return Bond Fund.

                   142 Wells Fargo Advantage Master Portfolios


                         Report of Independent Registered Public Accounting Firm

THE BOARD OF TRUSTEES AND INTERESTHOLDERS OF
WELLS FARGO MASTER TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Advantage Inflation-Protected Bond Portfolio, Wells Fargo Advantage Managed Fixed Income Portfolio, Wells Fargo Advantage Stable Income Portfolio, and Wells Fargo Advantage Total Return Bond Portfolio, four of the portfolios constituting the Wells Fargo Master Trust (collectively the "Portfolios"), as of May 31, 2010, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2010, by correspondence with the custodian and brokers, or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Portfolios of the Wells Fargo Master Trust as of May 31, 2010, the results of their operations for the year then ended, changes in their net assets for each of the years in the two year period then ended, and the financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.


                                     (KPMG LLP)

Boston, Massachusetts
July 29, 2010

ITEM 2.  CODE OF ETHICS
=======================

As of the end of the period, May 31, 2009, Wells Fargo Master Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================

The Board of Trustees of Wells Fargo Master Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
======================

(a) Audit Fees - Provided below are the aggregate fees billed for the fiscal years ended May 31, 2009 and May 31, 2010 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

          For the fiscal years ended May 31, 2009 and May 31, 2010, the Audit Fees were $535,740 and $583,240, respectively.

(b) Audit-Related Fees - There were no audit-related fees incurred for the fiscal years ended May 31, 2009 and May 31, 2010 for assurance and related services by the principal accountant for the Registrant.

(c) Tax Fees - Provided below are the aggregate fees billed for the fiscal years ended May 31, 2009 and May 31, 2010 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

          For the fiscal years ended May 31, 2009 and May 31, 2010, the Tax Fees were $33,000 and $34,760, respectively. The incurred Tax Fees are comprised of excise tax review services.

          For the fiscal years ended May 31, 2009 and May 31, 2010, the Tax Fees were $73,610 and $80,240, respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d) All Other Fees - There were no other fees incurred for the fiscal years ended May 31, 2009 and May 31, 2010.

(e)(1) The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2) Not Applicable.

(f) Not Applicable.

(g) Provided below are the aggregate non-audit fees billed for the fiscal years ended May 31, 2009 and May 31, 2010, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

          For the fiscal years ended May 31, 2009 and May 31, 2010, the Registrant incurred non-audit fees in the amount of $70,000 and $103,000, respectively. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A.

          For the fiscal years ended May 31, 2009, the Registrant's investment adviser incurred non-audit fees in the amount of $45,000. The non-audit fees for the year ended May 31, 2009 relates to examination of securities pursuant to rule 206 (4)-2 under the Investment Advisors Act of 1940.

          For the fiscal year ended May 31, 2009, the Registrant's investment adviser incurred non-audit fees in the amount of $135,000. The non-audit fees for the year ended May 31, 2009 consist of procedure reviews for pending mergers associated with fund reorganizations.

(h) The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
=============================================
Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS
=================================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=============================================================================
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES
=============================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
============================================================
The Governance Committee (the "Committee") of the Board of Trustees of the registrant (the "Trust") has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee's consideration.

The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the "candidate"); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and
(v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11.  CONTROLS AND PROCEDURES
================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                               Wells Fargo Master Trust

                                               By:   /s/ Karla M. Rabusch
                                                     ---------------------------
                                                     Karla M. Rabusch
                                                     President

                                               Date: July 29, 2010

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.



                                               By:   /s/ Karla M. Rabusch
                                                     ---------------------------
                                                     Karla M. Rabusch
                                                     President

                                               Date: July 29, 2010


                                               By:   /s/ Kasey L. Phillips
                                                     ---------------------------
                                                     Kasey L. Phillips
                                                     Treasurer

                                               Date: July 29, 2010